UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)

Gotham 1000 Value ETF Tailored Shareholder Report

annual Shareholder Report September 30, 2024 Gotham 1000 Value ETF Ticker: GVLU (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Gotham 1000 Value ETF (the "Fund") for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.gothametfs.com/gvlu. You can also request this information by contacting us at (855) 998-4779 or by contacting the Fund at Gotham ETFS c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham 1000 Value ETF	$56	0.50%

Cumulative Performance

(Initial Investment of $10,000)

Gotham 1000 Value ETF (NAV) - $12,713
Russell 1000 Value Total Return - $12,496
Russell 1000 Total Return - $14,244
15,000
13,500
12,000
10,500
9,000
7,500
$14,244
$12,713
$12,496
6/7/2022
10/31/2022
3/31/2023
8/31/2023
1/31/2024
6/30/2024
9/30/2024

Annual Performance

Annualized Returns for the Periods Ended September 30, 2024	1 Year	Since Inception (06/07/2022)
Gotham 1000 Value ETF	25.56%	10.92%
Russell 1000 Value Total Return	27.76%	10.10%
Russell 1000 Total Return	35.68%	16.51%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.gothametfs.com/gvlu for more recent performance information.

How did the Fund perform last year and what affected its performance?

• For the fiscal year ended September 30, 2024, the Gotham 1000 Value ETF returned 25.56% (based on NAV) and the Russell 1000 Value Index returned 27.76%.

• Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

Largest Contributors:

	Contribution	Average Exposure
Industrials	6.85%	17.33%
Consumer Discretionary	4.64%	18.48%

Largest Detractor:

	Contribution	Average Exposure
Energy	-0.11%	10.87%

Stock Contributors/Detractors

Largest Contributors:

	Contribution	Average Exposure
Vistra Corp	0.64%	0.50%
Gap Inc	0.42%	0.41%

Largest Detractors:

	Contribution	Average Exposure
Leggett & Platt Inc	-0.21%	0.31%
Humana Inc	-0.18%	0.43%

Gotham 1000 Value ETF Tailored Shareholder Report

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Thousands)	$164,769
Number of Holdings	515
Net Advisory Fee Paid	$778,439
Annual Portfolio Turnover	199%

What did the Fund invest in?

(as of September 30, 2024)

Sector Breakdown

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments, investments purchased with collateral from securities lending, and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
RenaissanceRe Holdings Ltd.	0.6
Kellanova	0.6
Ingredion, Inc.	0.6
Pilgrim's Pride Corp.	0.5
Arch Capital Group Ltd.	0.5
Assurant, Inc.	0.5
Everest Group Ltd.	0.5
Humana, Inc.	0.5
Lantheus Holdings, Inc.	0.5
Conagra Brands, Inc.	0.5

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.gothametfs.com/gvlu.

Gotham Enhanced 500 ETF Tailored Shareholder Report

annual Shareholder Report September 30, 2024 Gotham Enhanced 500 ETF Ticker: GSPY (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Gotham Enhanced 500 ETF (the "Fund") for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.gothametfs.com/gspy. You can also request this information by contacting us at (855) 998-4779 or by contacting the Fund at Gotham ETFS c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Enhanced 500 ETF	$59	0.50%

Cumulative Performance

(Initial Investment of $10,000)

Gotham Enhanced 500 ETF - $16,183
S&P 500® Total Return Index - $16,342
$16,342
$16,183
16,500
15,000
13,500
12,000
10,500
9,000
12/28/2020
8/31/2021
5/31/2022
2/28/2023
11/30/2023
9/30/2024

Annual Performance

Annualized Returns for the Periods Ended September 30, 2024	1 Year	Since Inception (12/28/2020)
Gotham Enhanced 500 ETF	34.47%	13.67%
S&P 500® Total Return Index	36.35%	13.97%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.gothametfs.com/gspy for more recent performance information.

How did the Fund perform last year and what affected its performance?

• For the fiscal year ended September 30, 2024, the Gotham Enhanced 500 ETF returned 34.47% (based on NAV) and the S&P 500 Total Return Index returned 36.35%.

• Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

Largest Contributors:

	Contribution	Average Exposure
Information Technology	12.26%	28.41%
Communication Services	5.06%	12.45%

Largest Detractors:

(No sectors were detractors)

Stock Contributors/Detractors

Largest Contributors:

	Contribution	Average Exposure
NVIDIA Corporation	3.96%	3.68%
Microsoft Corp	2.66%	7.77%

Largest Detractors:

	Contribution	Average Exposure
Super Micro Computer Inc	-0.18%	0.16%
Pfizer Inc	-0.12%	0.23%

Gotham Enhanced 500 ETF Tailored Shareholder Report

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Thousands)	$491,484
Number of Holdings	503
Net Advisory Fee Paid	$1,950,320
Annual Portfolio Turnover	144%

What did the Fund invest in?

(as of September 30, 2024)

Sector Breakdown

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments, investments purchased with collateral from securities lending, and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
Microsoft Corp.	7.4
Apple, Inc.	6.9
NVIDIA Corp.	5.4
Amazon.com, Inc.	4.5
Alphabet, Inc. - Class A	4.3
Meta Platforms, Inc. - Class A	3.4
Berkshire Hathaway, Inc. - Class B	1.9
Visa, Inc. - Class A	1.5
JPMorgan Chase & Co.	1.3
Johnson & Johnson	1.2

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.gothametfs.com/gspy.

Gotham Short Strategies ETF Tailored Shareholder Report

annual Shareholder Report September 30, 2024 Gotham Short Strategies ETF Ticker: SHRT (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Gotham Short Strategies ETF (the "Fund") for the period October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.gothametfs.com/shrt. You can also request this information by contacting us at (855) 998-4779 or by contacting the Fund at Gotham ETFS c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gotham Short Strategies ETF	$152	1.51%

Cumulative Performance

(Initial Investment of $10,000)

For the years September 30, 2014 through September 30, 2024

Gotham Short Strategies ETF - $8,082
S&P 500® Total Return Index - $35,098
50% Inverse of the S&P 500® Total Return Index - $4,562
40,000
35,000
30,000
25,000
20,000
15,000
10,000
5,000
0
$35,098
$8,082
$4,562
9/30/2014
9/30/2016
9/30/2018
9/30/2020
9/30/2022
9/30/2024

Annual Performance

Annualized Returns for the Periods Ended September 30, 2024	1 Year	5 Year	10 Year
Gotham Short Strategies ETF	1.29%	-0.41%	-2.11%
S&P 500® Total Return Index	36.35%	15.98%	13.38%
50% Inverse of the S&P 500® Total Return Index	-17.33%	-9.25%	-7.55%

The Fund adopted the performance of the Gotham Short Strategies Fund (the “Predecessor Fund”), a mutual fund series of FundVantage Trust, as the result of a reorganization of the Predecessor Fund into the Fund that became effective after the market close on November 3, 2023 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods prior to the Reorganization are those of the Predecessor Fund (except as noted below).

The Predecessor Fund was the successor to the Gotham Short Strategies (Master), LP (the “Predecessor Private Fund,” and together with the Predecessor Fund, the “Predecessor Funds”) resulting from its reorganization with and into the Predecessor Fund on July 31, 2017. Had the Predecessor Funds been structured as an ETF, their performance may have differed. The Fund’s (and the Predecessor Funds’) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.GothamETFs.com/shrt or by calling 855-998-4779.

Gotham Short Strategies ETF Tailored Shareholder Report

How did the Fund perform last year and what affected its performance?

• For the fiscal year ended September 30, 2024, the Gotham Short Strategies ETF returned 1.29% (based on NAV), the S&P 500 Total Return Index returned 36.35%, and the 50% Inverse of the S&P 500 returned -17.33%.

• The spread for the period was 7.96%.¹

• The long portfolio contributed 28.54% for the trailing twelve-month period. The short portfolio detracted -31.34% for the period.

• Top contributors and detractors by sector and stock positions are below:

Sector Contributors/Detractors

Largest Contributors:

		Contribution	Average Exposure
Long	Industrials	9.45%	25.94%
	Information Technology	4.37%	13.38%

Short	Consumer Staples	0.36%	-10.04%

Largest Detractors:

		Contribution	Average Exposure
Long	(No sectors were detractors on the long side)

Short	Information Technology	-7.90%	-32.78%
	Health Care	-4.71%	-20.99%

Stock Contributors/Detractors

Largest Contributors:

		Contribution	Average Exposure
Long	Carvana Co	1.36%	1.03%
	Tenet Healthcare Corp	0.86%	1.10%

Short	Lamb Weston Holdings Inc	0.83%	-1.83%
	Mobileye Global Inc	0.78%	-0.66%

Largest Detractors:

		Contribution	Average Exposure
Long	Align Technology Inc	-0.63%	0.97%
	Goodyear Tire & Rubber Co	-0.45%	0.95%

Short	Marvell Technology Inc	-1.50%	-2.14%
	Roblox Corporation	-1.15%	-1.48%

_______________

¹ The spread is defined as how much our long portfolio outperformed our short portfolio adjusted for leverage (i.e. 100% long the long portfolio less 100% long the short portfolio).

Gotham Short Strategies ETF Tailored Shareholder Report

Key Fund Statistics

(as of September 30, 2024)

Fund Size (Thousands)	$11,888
Number of Holdings	639
Net Advisory Fee Paid	$194,046
Annual Portfolio Turnover	538%

What did the Fund invest in?

(as of September 30, 2024)

Sector Breakdown

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities, including unrealized depreciation on total return swap contracts.

Top Ten Holdings	(% of net assets)
Louisiana-Pacific Corp.	2.1
3M Co.	2.0
Target Corp.	1.9
MasTec, Inc.	1.9
NRG Energy, Inc.	1.7
FMC Corp.	1.5
Dominion Energy, Inc.	1.4
General Electric Co.	1.4
Tenet Healthcare Corp.	1.4
Devon Energy Corp.	1.4

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.

How has the Fund changed?

In connection with the Reorganization, the Fund converted from a mutual fund to an ETF and assumed the assets and liabilities of the Predecessor Fund as of the close of business on November 3, 2023. All historical finanical information and other information relating to the Fund for periods prior to the closing of the Reorganization is that of the Predecessor Fund.

Changes in and Disagreements with Accountants

In connection with the Reorganization, on October 4, 2023, the Tidal ETF Trust Audit Committee approved the decision to appoint Tait, Weller & Baker LLP as the Fund's independent registered public accounting firm. Prior to the Reorganization, PricewaterhouseCoopers LLP served as the independent registered public accounting firm to the Predecessor Fund.

There were no disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.gothametfs.com/shrt.

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least two audit committee financial experts serving on its audit committee. Mr. Dusko Culafic and Mr. Eduardo Mendoza are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Gotham Enhanced 500 ETF

	FYE 9/30/2024	FYE 9/30/2023
( a ) Audit Fees	$13,125	$13,125
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$2,625	$2,625
( d ) All Other Fees	N/A	N/A

Gotham 1000 Value ETF

	FYE 9/30/2024	FYE 9/30/2023
( a ) Audit Fees	$13,125	$13,125
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$2,625	$2,625
( d ) All Other Fees	N/A	N/A

1

Gotham Short Strategies ETF

	FYE 9/30/2024	FYE 9/30/2023
( a ) Audit Fees	$13,125	$23,425
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$2,625	N/A
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2024	FYE 9/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 9/30/2024	FYE 9/30/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

2

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

3

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements
September 30, 2024

Tidal ETF Trust
● Gotham Enhanced 500 ETF	| GSPY	| NYSE Arca, Inc.
● Gotham 1000 Value ETF	| GVLU	| NYSE Arca, Inc.
● Gotham Short Strategies ETF	| SHRT	| NYSE Arca, Inc.

Gotham ETFs

Schedule of Investments	Gotham Enhanced 500 ETF

September 30, 2024

COMMON STOCKS - 99.1%	Shares	Value
Advertising - 0.2%
Omnicom Group, Inc. (a)	5,515	$570,196
The Interpublic Group of Cos., Inc. (a)	8,949	283,057
		853,253

Aerospace & Defense - 2.4%
General Dynamics Corp.	884	267,145
General Electric Co.	28,750	5,421,675
Howmet Aerospace, Inc.	6,136	615,134
L3Harris Technologies, Inc.	632	150,334
Lockheed Martin Corp.	6,334	3,702,603
Northrop Grumman Corp.	1,393	735,601
RTX Corp.	4,469	541,464
The Boeing Co. (b)	2,060	313,202
TransDigm Group, Inc.	166	236,904
		11,984,062

Agriculture - 1.6%
Altria Group, Inc.	48,921	2,496,928
Archer-Daniels-Midland Co.	1,593	95,166
Bunge Global SA	432	41,748
Philip Morris International, Inc.	41,377	5,023,168
		7,657,010

Airlines - 0.2%
Delta Air Lines, Inc.	16,924	859,570
Southwest Airlines Co. (a)	2,019	59,823
United Airlines Holdings, Inc. (b)	1,001	57,117
		976,510

Apparel - 0.9%
Deckers Outdoor Corp. (b)	462	73,666
Nike, Inc. - Class B (a)	40,101	3,544,929
Ralph Lauren Corp. - Class A	1,651	320,079
Tapestry, Inc.	6,431	302,128
		4,240,802

Auto Manufacturers - 1.4%
Cummins, Inc.	3,783	1,224,897
Ford Motor Co.	13,173	139,107
General Motors Co.	28,658	1,285,025
PACCAR, Inc.	1,687	166,473
Tesla, Inc. (b)	15,263	3,993,259
		6,808,761

Auto Parts & Equipment - 0.0%(c)
Aptiv PLC (b)	850	61,209
BorgWarner, Inc.	746	27,072
		88,281

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Gotham Enhanced 500 ETF

September 30, 2024

Banks - 3.9%
Bank of America Corp.	74,207	2,944,534
Citigroup, Inc.	18,132	1,135,063
Citizens Financial Group, Inc.	4,236	173,972
Fifth Third Bancorp	6,461	276,789
Huntington Bancshares, Inc. (a)	5,750	84,525
JPMorgan Chase & Co.	30,195	6,366,918
KeyCorp	8,973	150,298
M&T Bank Corp. (a)	1,530	272,524
Morgan Stanley	15,450	1,610,508
Northern Trust Corp.	1,944	175,018
Regions Financial Corp.	3,923	91,524
State Street Corp.	1,555	137,571
The Bank of New York Mellon Corp.	7,033	505,391
The Goldman Sachs Group, Inc.	3,524	1,744,768
The PNC Financial Services Group, Inc.	3,775	697,809
Truist Financial Corp.	12,698	543,093
U.S. Bancorp	14,726	673,420
Wells Fargo & Co.	32,295	1,824,344
		19,408,069

Beverages - 1.2%
Brown-Forman Corp. - Class B (a)	1,541	75,817
Constellation Brands, Inc. - Class A	520	133,999
Keurig Dr Pepper, Inc.	32,317	1,211,241
Molson Coors Beverage Co. - Class B (a)	5,667	325,966
Monster Beverage Corp. (b)	3,413	178,056
PepsiCo, Inc.	7,313	1,243,576
The Coca-Cola Co.	37,399	2,687,492
		5,856,147

Biotechnology - 0.9%
Amgen, Inc.	1,718	553,557
Biogen, Inc. (b)	434	84,126
Corteva, Inc.	2,304	135,452
Gilead Sciences, Inc.	33,508	2,809,311
Incyte Corp. (b)	1,766	116,732
Moderna, Inc. (a)(b)	1,268	84,740
Regeneron Pharmaceuticals, Inc. (b)	336	353,217
Vertex Pharmaceuticals, Inc. (b)	820	381,366
		4,518,501

Building Materials - 0.8%
Builders FirstSource, Inc. (b)	3,311	641,870
Carrier Global Corp.	2,926	235,514
Johnson Controls International PLC	2,246	174,312
Martin Marietta Materials, Inc.	187	100,653
Masco Corp.	6,143	515,643
Mohawk Industries, Inc. (b)	1,481	237,967
Trane Technologies PLC	4,546	1,767,167
Vulcan Materials Co.	400	100,172
		3,773,298

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Gotham Enhanced 500 ETF

September 30, 2024

Chemicals - 0.7%
Air Products and Chemicals, Inc.	722	214,968
Albemarle Corp.	294	27,845
Celanese Corp. (a)	327	44,459
CF Industries Holdings, Inc.	624	53,539
Dow, Inc.	2,261	123,519
DuPont de Nemours, Inc.	9,965	887,981
Eastman Chemical Co.	348	38,959
Ecolab, Inc.	897	229,031
FMC Corp. (a)	371	24,464
International Flavors & Fragrances, Inc.	851	89,295
Linde PLC	1,556	741,994
LyondellBasell Industries NV - Class A	7,746	742,841
PPG Industries, Inc.	782	103,584
The Mosaic Co.	1,035	27,717
The Sherwin-Williams Co.	822	313,733
		3,663,929

Commercial Services - 1.7%
Automatic Data Processing, Inc.	9,748	2,697,564
Cintas Corp.	1,158	238,409
Corpay, Inc. (b)	1,972	616,763
Equifax, Inc.	353	103,732
Global Payments, Inc.	828	84,804
MarketAxess Holdings, Inc. (a)	93	23,827
Moody’s Corp.	544	258,177
PayPal Holdings, Inc. (b)	29,483	2,300,558
Quanta Services, Inc. (a)	444	132,379
Rollins, Inc.	1,569	79,360
S&P Global, Inc.	1,005	519,203
United Rentals, Inc.	1,577	1,276,944
Verisk Analytics, Inc.	396	106,112
		8,437,832

Computers - 8.8%
Accenture PLC - Class A	2,421	855,775
Amentum Holdings, Inc. (b)	2,963	95,557
Apple, Inc.	144,991	33,782,903
Cognizant Technology Solutions Corp. - Class A	4,737	365,602
Crowdstrike Holdings, Inc. - Class A (b)	752	210,913
Dell Technologies, Inc. - Class C	16,752	1,985,782
EPAM Systems, Inc. (b)	542	107,874
Fortinet, Inc. (b)	2,406	186,585
Gartner, Inc. (b)	222	112,501
Hewlett Packard Enterprise Co.	30,991	634,076
HP, Inc.	27,482	985,779
International Business Machines Corp.	2,997	662,577
Leidos Holdings, Inc.	3,814	621,682
NetApp, Inc.	5,753	710,553
Seagate Technology Holdings PLC	699	76,561
Super Micro Computer, Inc. (a)(b)	1,440	599,616

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Gotham Enhanced 500 ETF

September 30, 2024

TE Connectivity PLC	8,252	1,245,970
Western Digital Corp. (a)(b)	3,113	212,587
		43,452,893

Cosmetics & Personal Care - 0.7%
Colgate-Palmolive Co.	19,482	2,022,427
Kenvue, Inc.	6,385	147,685
The Estee Lauder Co., Inc. - Class A	1,080	107,665
The Procter & Gamble Co.	7,867	1,362,564
		3,640,341

Distribution & Wholesale - 0.4%
Copart, Inc. (b)	3,155	165,322
Fastenal Co.	1,902	135,841
LKQ Corp.	7,131	284,669
Pool Corp. (a)	116	43,709
W.W. Grainger, Inc.	1,168	1,213,330
		1,842,871

Diversified Financial Services - 4.4%
American Express Co.	7,724	2,094,749
Ameriprise Financial, Inc.	876	411,553
BlackRock, Inc.	1,623	1,541,055
Capital One Financial Corp. (a)	3,582	536,333
Cboe Global Markets, Inc.	292	59,822
CME Group, Inc. - Class A	1,146	252,865
Discover Financial Services	2,323	325,894
Franklin Resources, Inc. (a)	14,707	296,346
Intercontinental Exchange, Inc.	12,293	1,974,747
Invesco Ltd.	4,203	73,805
Mastercard, Inc. - Class A	8,852	4,371,118
Nasdaq, Inc.	6,323	461,642
Raymond James Financial, Inc. (a)	846	103,601
Synchrony Financial	3,791	189,095
T. Rowe Price Group, Inc. (a)	2,592	282,346
The Charles Schwab Corp.	14,732	954,781
Visa, Inc. - Class A	27,527	7,568,549
		21,498,301

Electric - 0.9%
Alliant Energy Corp.	830	50,373
Ameren Corp.	882	77,140
American Electric Power Co., Inc.	1,689	173,291
CenterPoint Energy, Inc.	2,132	62,723
CMS Energy Corp. (a)	927	65,474
Consolidated Edison, Inc.	1,057	110,065
Constellation Energy Corp.	901	234,278
Dominion Energy, Inc.	2,744	158,576
DTE Energy Co.	710	91,171
Duke Energy Corp.	2,571	296,436
Edison International	1,275	111,040
Entergy Corp.	720	94,759

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Gotham Enhanced 500 ETF

September 30, 2024

Evergy, Inc.	777	48,182
Eversource Energy	1,064	72,405
Exelon Corp.	3,288	133,328
FirstEnergy Corp.	1,910	84,708
NextEra Energy, Inc.	6,745	570,155
NRG Energy, Inc.	5,832	531,295
PG&E Corp.	20,243	400,204
Pinnacle West Capital Corp.	278	24,628
PPL Corp.	2,394	79,194
Public Service Enterprise Group, Inc.	1,627	145,145
Sempra	2,062	172,445
The AES Corp.	2,276	45,657
The Southern Co.	3,552	320,319
Vistra Corp.	1,070	126,838
WEC Energy Group, Inc.	989	95,122
Xcel Energy, Inc.	1,875	122,438
		4,497,389

Electrical Components & Equipment - 0.2%
AMETEK, Inc.	2,009	344,965
Eaton Corp. PLC	1,320	437,501
Emerson Electric Co.	1,907	208,569
Generac Holdings, Inc. (b)	183	29,075
		1,020,110

Electronics - 1.1%
Allegion PLC	279	40,661
Amphenol Corp. - Class A	4,073	265,397
Fortive Corp.	1,085	85,639
Garmin Ltd.	5,329	938,064
Honeywell International, Inc.	15,515	3,207,106
Hubbell, Inc.	161	68,964
Jabil, Inc.	3,387	405,864
Keysight Technologies, Inc. (b)	476	75,651
Mettler-Toledo International, Inc. (b)	60	89,982
Trimble, Inc. (b)	840	52,156
		5,229,484

Energy - Alternate Sources - 0.0%(c)
Enphase Energy, Inc. (a)(b)	386	43,626
First Solar, Inc. (b)	292	72,836
		116,462

Engineering & Construction - 0.1%
Jacobs Solutions, Inc.	2,963	387,857

Entertainment - 0.1%
Caesars Entertainment, Inc. (b)	5,127	214,001
Live Nation Entertainment, Inc. (b)	780	85,402
		299,403

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Gotham Enhanced 500 ETF

September 30, 2024

Environmental Control - 0.2%
Pentair PLC	3,926	383,924
Republic Services, Inc.	975	195,819
Veralto Corp.	797	89,152
Waste Management, Inc.	1,328	275,693
		944,588

Food - 1.0%
Campbell Soup Co. (a)	968	47,355
Conagra Brands, Inc.	1,562	50,796
General Mills, Inc.	1,874	138,395
Hormel Foods Corp.	1,766	55,982
Kellanova	1,673	135,028
Kraft Heinz Co.	33,053	1,160,491
Kroger Co.	19,234	1,102,108
Lamb Weston Holdings, Inc.	373	24,148
McCormick & Co., Inc.	867	71,354
Mondelez International, Inc. - Class A	14,012	1,032,264
Sysco Corp. (a)	11,738	916,268
The Hershey Co. (a)	673	129,068
The J.M. Smucker Co.	307	37,178
Tyson Foods, Inc. - Class A	1,091	64,980
		4,965,415

Forest Products & Paper - 0.1%
International Paper Co. (a)	8,258	403,403

Gas - 0.0%(c)
Atmos Energy Corp. (a)	442	61,310
NiSource, Inc.	1,503	52,079
		113,389

Hand & Machine Tools - 0.1%
Snap-on, Inc.	1,449	419,790
Stanley Black & Decker, Inc.	460	50,660
		470,450

Healthcare - Products - 1.7%
Abbott Laboratories	16,599	1,892,452
Agilent Technologies, Inc.	948	140,759
Align Technology, Inc. (b)	214	54,424
Baxter International, Inc.	1,610	61,132
Bio-Techne Corp.	452	36,128
Boston Scientific Corp. (b)	4,829	404,670
Danaher Corp.	6,908	1,920,562
Edwards Lifesciences Corp. (b)	1,999	131,914
GE HealthCare Technologies, Inc.	4,435	416,225
Hologic, Inc. (b)	5,543	451,533
IDEXX Laboratories, Inc. (b)	235	118,727
Insulet Corp. (b)	182	42,361
Intuitive Surgical, Inc. (b)	1,069	525,168
Medtronic PLC	4,355	392,081
ResMed, Inc. (a)	487	118,886

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Gotham Enhanced 500 ETF

September 30, 2024

Revvity, Inc.	363	46,373
Solventum Corp. (b)	4,085	284,806
STERIS PLC	281	68,154
Stryker Corp.	1,151	415,810
Teleflex, Inc.	116	28,689
The Cooper Cos., Inc. (b)	567	62,563
Thermo Fisher Scientific, Inc.	1,267	783,728
Waters Corp. (b)	169	60,821
West Pharmaceutical Services, Inc.	199	59,732
Zimmer Biomet Holdings, Inc.	686	74,054
		8,591,752

Healthcare - Services - 2.9%
Catalent, Inc. (b)	440	26,651
Centene Corp. (b)	12,197	918,190
Charles River Laboratories International, Inc. (b)	125	24,621
DaVita, Inc. (a)(b)	2,013	329,991
Elevance Health, Inc.	4,107	2,135,640
HCA Healthcare, Inc.	5,766	2,343,475
Humana, Inc.	2,871	909,361
IQVIA Holdings, Inc. (b)	507	120,144
Labcorp Holdings, Inc.	251	56,094
Molina Healthcare, Inc. (b)	1,389	478,594
Quest Diagnostics, Inc.	333	51,698
The Cigna Group	7,827	2,711,586
UnitedHealth Group, Inc.	6,268	3,664,774
Universal Health Services, Inc. - Class B	1,708	391,149
		14,161,968

Home Builders - 0.3%
D.R. Horton, Inc.	991	189,053
Lennar Corp. - Class A (a)	2,618	490,822
NVR, Inc. (b)	16	156,989
PulteGroup, Inc. (a)	4,028	578,139
		1,415,003

Household Products & Wares - 0.4%
Avery Dennison Corp.	2,136	471,543
Church & Dwight Co., Inc.	789	82,624
Kimberly-Clark Corp.	9,604	1,366,457
The Clorox Co.	372	60,603
		1,981,227

Insurance - 3.7%
Aflac, Inc.	1,921	214,768
Allstate Corp.	850	161,202
American International Group, Inc.	2,135	156,346
Aon PLC - Class A	3,958	1,369,428
Arch Capital Group Ltd. (b)	1,246	139,402
Arthur J Gallagher & Co.	3,050	858,178
Assurant, Inc.	140	27,840
Berkshire Hathaway, Inc. - Class B (b)	20,437	9,406,334

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Gotham Enhanced 500 ETF

September 30, 2024

Brown & Brown, Inc.	8,103	839,471
Chubb Ltd.	2,063	594,949
Cincinnati Financial Corp.	446	60,709
Erie Indemnity Co. - Class A (a)	149	80,433
Everest Group Ltd.	118	46,236
Globe Life, Inc.	271	28,702
Loews Corp.	5,215	412,246
Marsh & McLennan Co., Inc.	1,577	351,813
MetLife, Inc.	2,335	192,591
Principal Financial Group, Inc. (a)	766	65,799
Prudential Financial, Inc.	8,528	1,032,741
The Hartford Financial Services Group, Inc.	2,761	324,721
The Progressive Corp.	1,954	495,847
The Travelers Co., Inc.	758	177,463
W.R. Berkley Corp.	1,272	72,161
Willis Towers Watson PLC	2,852	840,000
		17,949,380

Internet - 13.7%
Airbnb, Inc. - Class A (b)	2,070	262,497
Alphabet, Inc. - Class A	128,892	21,376,738
Amazon.com, Inc. (b)	119,775	22,317,676
Booking Holdings, Inc.	103	433,848
CDW Corp.	400	90,520
eBay, Inc.	14,087	917,204
Expedia Group, Inc. - Class A (b)	358	52,991
F5, Inc. (b)	1,618	356,284
Gen Digital, Inc.	17,557	481,588
GoDaddy, Inc. - Class A (b)	2,190	343,348
Match Group, Inc. (b)	846	32,013
Meta Platforms, Inc. - Class A	28,905	16,546,378
Netflix, Inc. (b)	4,090	2,900,914
Palo Alto Networks, Inc. (b)	1,017	347,611
Uber Technologies, Inc. (b)	6,756	507,781
VeriSign, Inc. (b)	2,657	504,724
		67,472,115

Iron & Steel - 0.0%(c)
Nucor Corp.	781	117,415
Steel Dynamics, Inc.	423	53,332
		170,747

Leisure Time - 0.1%
Carnival Corp. (b)	4,293	79,335
Norwegian Cruise Line Holdings Ltd. (b)	1,560	31,995
Royal Caribbean Cruises Ltd.	833	147,741
		259,071

Lodging - 0.7%
Hilton Worldwide Holdings, Inc.	1,070	246,635
Las Vegas Sands Corp.	19,572	985,255
Marriott International, Inc. - Class A	6,784	1,686,502

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Gotham Enhanced 500 ETF

September 30, 2024

MGM Resorts International (b)	3,940	154,015
Wynn Resorts Ltd. (a)	2,831	271,436
		3,343,843

Machinery - Construction & Mining - 1.1%
Caterpillar, Inc.	13,819	5,404,887
GE Vernova, Inc. (b)	901	229,737
		5,634,624

Machinery - Diversified - 0.7%
Deere & Co.	887	370,172
Dover Corp.	3,662	702,152
IDEX Corp.	217	46,546
Ingersoll Rand, Inc.	1,333	130,847
Nordson Corp.	173	45,435
Otis Worldwide Corp.	11,257	1,170,053
Rockwell Automation, Inc.	321	86,176
Westinghouse Air Brake Technologies Corp.	4,706	855,410
Xylem, Inc.	781	105,458
		3,512,249

Media - 1.4%
Charter Communications, Inc. - Class A (a)(b)	1,366	442,693
Comcast Corp. - Class A	22,746	950,101
FactSet Research Systems, Inc.	109	50,124
Fox Corp. - Class A (a)	11,097	469,736
News Corp. - Class A	13,532	360,357
Paramount Global - Class B (a)	2,415	25,647
Walt Disney Co.	45,144	4,342,401
Warner Bros Discovery, Inc. (b)	8,149	67,229
		6,708,288

Mining - 0.1%
Freeport-McMoRan, Inc.	4,715	235,373
Newmont Corp.	3,602	192,527
		427,900

Miscellaneous Manufacturers - 1.1%
3M Co.	14,539	1,987,481
A.O. Smith Corp. - Class A (a)	443	39,795
Axon Enterprise, Inc. (b)	205	81,918
Illinois Tool Works, Inc.	4,479	1,173,812
Parker-Hannifin Corp.	3,067	1,937,792
Teledyne Technologies, Inc. (b)	129	56,458
Textron, Inc.	635	56,248
		5,333,504

Office & Business Equipment - 0.0%(c)
Zebra Technologies Corp. - Class A (b)	143	52,956

Oil & Gas - 3.7%
APA Corp. (a)	971	23,751

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Gotham Enhanced 500 ETF

September 30, 2024

Chevron Corp.	20,805	3,063,952
ConocoPhillips	22,647	2,384,276
Coterra Energy, Inc.	17,582	421,089
Devon Energy Corp.	14,957	585,118
Diamondback Energy, Inc.	4,254	733,389
EOG Resources, Inc.	9,922	1,219,711
EQT Corp. (a)	1,257	46,056
Exxon Mobil Corp.	37,570	4,403,955
Hess Corp.	957	129,961
Marathon Oil Corp.	13,306	354,339
Marathon Petroleum Corp.	7,980	1,300,022
Occidental Petroleum Corp. (a)	21,616	1,114,089
Phillips 66	9,980	1,311,871
Valero Energy Corp.	7,627	1,029,874
		18,121,453

Oil & Gas Services - 0.3%
Baker Hughes Co.	23,717	857,369
Halliburton Co.	21,036	611,096
Schlumberger NV	4,682	196,410
		1,664,875

Packaging & Containers - 0.3%
Amcor PLC	34,409	389,854
Ball Corp.	8,408	570,987
Packaging Corp. of America	299	64,405
Smurfit WestRock PLC	4,879	241,120
		1,266,366

Pharmaceuticals - 4.0%
AbbVie, Inc.	5,816	1,148,544
Becton Dickinson & Co.	914	220,366
Bristol-Myers Squibb Co.	6,703	346,813
Cardinal Health, Inc.	786	86,869
Cencora, Inc.	5,292	1,191,123
CVS Health Corp.	30,000	1,886,400
Dexcom, Inc. (b)	1,148	76,962
Eli Lilly & Co.	2,946	2,609,979
Henry Schein, Inc. (b)	386	28,139
Johnson & Johnson	36,648	5,939,175
McKesson Corp.	431	213,095
Merck & Co., Inc.	44,407	5,042,859
Pfizer, Inc.	18,831	544,969
Viatris, Inc.	3,902	45,302
Zoetis, Inc.	1,486	290,335
		19,670,930

Pipelines - 0.1%
Kinder Morgan, Inc.	7,319	161,677
ONEOK, Inc.	1,901	173,238
Targa Resources Corp.	729	107,899
Williams Cos., Inc.	3,981	181,733
		624,547

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Gotham Enhanced 500 ETF

September 30, 2024

Private Equity - 0.5%
Blackstone, Inc.	6,776	1,037,609
KKR & Co., Inc. (a)	9,384	1,225,363
		2,262,972

Real Estate - 0.0%(c)
CBRE Group, Inc. - Class A (b)	951	118,381
CoStar Group, Inc. (b)	1,387	104,635
		223,016

Retail - 4.5%
AutoZone, Inc. (b)	216	680,409
Bath & Body Works, Inc.	5,229	166,910
Best Buy Co., Inc.	5,811	600,276
CarMax, Inc. (b)	3,696	285,996
Chipotle Mexican Grill, Inc. (b)	4,484	258,368
Costco Wholesale Corp.	1,461	1,295,206
Darden Restaurants, Inc. (a)	360	59,087
Dollar General Corp.	5,217	441,202
Dollar Tree, Inc. (a)(b)	708	49,787
Domino’s Pizza, Inc. (a)	104	44,735
Genuine Parts Co. (a)	414	57,828
Lowe’s Co., Inc.	15,196	4,115,837
Lululemon Athletica, Inc. (a)(b)	3,330	903,596
McDonald’s Corp.	3,438	1,046,905
O’Reilly Automotive, Inc. (b)	167	192,317
Ross Stores, Inc.	8,945	1,346,312
Starbucks Corp.	3,813	371,729
Target Corp.	11,026	1,718,512
The Home Depot, Inc.	9,727	3,941,380
The TJX Co., Inc.	12,191	1,432,930
Tractor Supply Co.	295	85,824
Ulta Beauty, Inc. (b)	144	56,033
Walgreens Boots Alliance, Inc. (a)	23,057	206,591
Walmart, Inc.	26,684	2,154,733
Yum! Brands, Inc.	5,485	766,309
		22,278,812

Semiconductors - 9.6%
Advanced Micro Devices, Inc. (b)	5,152	845,340
Analog Devices, Inc.	1,588	365,510
Applied Materials, Inc.	13,598	2,747,476
Broadcom, Inc.	33,022	5,696,295
Intel Corp.	14,045	329,496
KLA Corp.	409	316,734
Lam Research Corp.	3,103	2,532,296
Microchip Technology, Inc.	1,715	137,697
Micron Technology, Inc.	10,550	1,094,140
Monolithic Power Systems, Inc.	138	127,581
NVIDIA Corp.	217,224	26,379,683

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Gotham Enhanced 500 ETF

September 30, 2024

NXP Semiconductors NV	832	199,688
ON Semiconductor Corp. (b)	1,389	100,855
Qorvo, Inc. (b)	2,525	260,832
QUALCOMM, Inc.	30,050	5,110,003
Skyworks Solutions, Inc.	3,806	375,919
Teradyne, Inc.	461	61,742
Texas Instruments, Inc.	2,990	617,644
		47,298,931

Shipbuilding - 0.0%(c)
Huntington Ingalls Industries, Inc.	126	33,312

Software - 9.7%
Adobe, Inc. (b)	1,461	756,477
Akamai Technologies, Inc. (a)(b)	393	39,673
ANSYS, Inc. (b)	832	265,100
Autodesk, Inc. (b)	704	193,938
Broadridge Financial Solutions, Inc.	2,783	598,429
Cadence Design Systems, Inc. (b)	886	240,133
Dayforce, Inc. (a)(b)	455	27,869
Electronic Arts, Inc.	2,544	364,911
Fair Isaac Corp. (b)	70	136,046
Fidelity National Information Services, Inc.	1,870	156,613
Fiserv, Inc. (b)	16,342	2,935,840
Intuit, Inc.	896	556,416
Jack Henry & Associates, Inc.	214	37,780
Microsoft Corp.	84,566	36,388,750
MSCI, Inc.	225	131,159
Oracle Corp.	9,054	1,542,802
Palantir Technologies, Inc. - Class A (b)	9,421	350,461
Paychex, Inc. (a)	1,081	145,059
Paycom Software, Inc. (a)	169	28,150
PTC, Inc. (b)	326	58,895
Roper Technologies, Inc.	1,024	569,795
Salesforce, Inc.	3,188	872,587
ServiceNow, Inc. (b)	587	525,007
Synopsys, Inc. (b)	467	236,484
Take-Two Interactive Software, Inc. (a)(b)	1,672	257,003
Tyler Technologies, Inc. (b)	115	67,128
		47,482,505

Telecommunications - 3.6%
Arista Networks, Inc. (b)	954	366,164
AT&T, Inc.	121,794	2,679,468
Cisco Systems, Inc.	73,841	3,929,818
Corning, Inc.	2,696	121,725
Juniper Networks, Inc.	1,055	41,124
Motorola Solutions, Inc.	499	224,365
T-Mobile US, Inc.	27,869	5,751,047
Verizon Communications, Inc.	99,257	4,457,632
		17,571,343

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Gotham Enhanced 500 ETF

September 30, 2024

Toys, Games & Hobbies - 0.0%(c)
Hasbro, Inc.	423	30,591

Transportation - 0.9%
C.H. Robinson Worldwide, Inc.	371	40,947
CSX Corp.	46,590	1,608,752
Expeditors International of Washington, Inc.	371	48,749
FedEx Corp.	5,825	1,594,186
J.B. Hunt Transport Services, Inc.	290	49,976
Norfolk Southern Corp.	732	181,902
Old Dominion Freight Line, Inc. (a)	692	137,459
Union Pacific Corp.	2,008	494,932
United Parcel Service, Inc. - Class B	2,808	382,843
		4,539,746

Water - 0.0%(c)
American Water Works Co., Inc.	532	77,800
TOTAL COMMON STOCKS (Cost $402,313,656)		487,310,637

REAL ESTATE INVESTMENT TRUSTS - 0.7%
Alexandria Real Estate Equities, Inc. (a)	516	61,275
American Tower Corp.	1,522	353,956
AvalonBay Communities, Inc. (a)	406	91,451
BXP, Inc.	448	36,046
Camden Property Trust	285	35,206
Crown Castle, Inc.	1,425	169,048
Digital Realty Trust, Inc.	996	161,183
Equinix, Inc.	270	239,660
Equity Residential	1,256	93,522
Essex Property Trust, Inc.	184	54,357
Extra Space Storage, Inc. (a)	704	126,854
Federal Realty Investment Trust	234	26,903
Healthpeak Properties, Inc.	2,129	48,690
Host Hotels & Resorts, Inc. (a)	2,274	40,022
Invitation Homes, Inc.	2,045	72,107
Iron Mountain, Inc.	908	107,898
Kimco Realty Corp.	2,183	50,689
Mid-America Apartment Communities, Inc.	334	53,073
Prologis, Inc.	2,985	376,946
Public Storage	500	181,935
Realty Income Corp.	2,895	183,601
Regency Centers Corp.	517	37,343
SBA Communications Corp.	324	77,987
Simon Property Group, Inc.	1,375	232,402
UDR, Inc.	1,006	45,612
Ventas, Inc.	1,388	89,012
VICI Properties, Inc.	3,030	100,929
Welltower, Inc.	2,027	259,517
Weyerhaeuser Co.	2,382	80,655
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,927,370)		3,487,879

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Gotham Enhanced 500 ETF

September 30, 2024

SHORT-TERM INVESTMENTS - 2.9%
Investments Purchased with Collateral from Securities Lending - 2.7%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (d)	13,342,840	13,342,840

Money Market Funds - 0.2%	Shares
First American Government Obligations Fund - Class X, 4.82% (d)	666,302	666,302
TOTAL SHORT-TERM INVESTMENTS (Cost $14,009,142)		14,009,142

TOTAL INVESTMENTS - 102.7% (Cost $419,250,168)		504,807,658
Liabilities in Excess of Other Assets - (2.7)%		(13,323,802)
TOTAL NET ASSETS - 100.0%		$491,483,856

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap

PLC - Public Limited Company

SA - Sociedad Anónima

(a)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $12,988,432 which represented 2.6% of net assets.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Gotham 1000 Value ETF

September 30, 2024

COMMON STOCKS - 99.8%	Shares	Value
Advertising - 0.6%
Interpublic Group of Cos., Inc. (a)	17,154	$542,581
Omnicom Group, Inc.	4,109	424,830
		967,411

Aerospace & Defense - 0.3%
Curtiss-Wright Corp.	394	129,504
Lockheed Martin Corp.	454	265,390
Northrop Grumman Corp.	147	77,626
		472,520

Agriculture - 1.3%
Altria Group, Inc.	13,419	684,906
Archer-Daniels-Midland Co.	5,291	316,084
Bunge Global SA	5,187	501,272
Darling Ingredients, Inc. (b)	14,009	520,574
Philip Morris International, Inc.	859	104,283
		2,127,119

Airlines - 1.0%
American Airlines Group, Inc. (a)(b)	26,071	293,038
Delta Air Lines, Inc.	14,881	755,806
SkyWest, Inc. (b)	7,617	647,597
		1,696,441

Apparel - 5.0%
Capri Holdings Ltd. (b)	10,555	447,954
Carter’s, Inc. (a)	6,927	450,116
Columbia Sportswear Co. (a)	7,984	664,189
Crocs, Inc. (b)	4,429	641,363
Gildan Activewear, Inc.	11,914	561,269
Kontoor Brands, Inc.	8,243	674,113
Levi Strauss & Co. - Class A	29,534	643,841
NIKE, Inc. - Class B (a)	6,107	539,859
PVH Corp.	4,719	475,817
Ralph Lauren Corp. - Class A	3,267	633,373
Skechers USA, Inc. - Class A (b)	11,317	757,334
Steven Madden Ltd.	2,278	111,599
Tapestry, Inc.	15,222	715,130
Under Armour, Inc. - Class C (b)	48,514	405,577
VF Corp. (a)	28,360	565,782
		8,287,316

Auto Manufacturers - 0.6%
Cummins, Inc.	2,145	694,529
General Motors Co.	6,576	294,868
		989,397

Auto Parts & Equipment - 1.8%
Allison Transmission Holdings, Inc.	6,236	599,093
Aptiv PLC (b)	5,698	410,313

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Gotham 1000 Value ETF

September 30, 2024

BorgWarner, Inc.	14,893	540,467
Dorman Products, Inc. (b)	4,918	556,324
Gentex Corp.	11,737	348,472
Lear Corp.	1,354	147,789
Magna International, Inc.	10,154	416,720
Visteon Corp. (b)	268	25,524
		3,044,702

Banks - 0.5%
Bank of Nova Scotia (a)	1,229	66,968
Bank OZK (a)	2,851	122,565
Cathay General Bancorp	536	23,021
Columbia Banking System, Inc.	1,657	43,264
Cullen/Frost Bankers, Inc.	500	55,930
East West Bancorp, Inc.	1,586	131,226
Fifth Third Bancorp	106	4,541
Fulton Financial Corp.	74	1,342
Huntington Bancshares, Inc. (a)	3,255	47,849
International Bancshares Corp.	2,560	153,062
Old National Bancorp	4,527	84,474
PNC Financial Services Group, Inc.	221	40,852
Regions Financial Corp.	801	18,687
Synovus Financial Corp.	170	7,560
Truist Financial Corp.	343	14,670
Valley National Bancorp	202	1,830
Wintrust Financial Corp.	198	21,489
Zions Bancorp N.A.	238	11,238
		850,568

Beverages - 1.8%
Boston Beer Co., Inc. - Class A (b)	1,000	289,140
Brown-Forman Corp. - Class B (a)	5,303	260,908
Celsius Holdings, Inc. (b)	7,057	221,307
Coca-Cola Co.	896	64,386
Coca-Cola Consolidated, Inc.	145	190,878
Keurig Dr Pepper, Inc.	6,368	238,673
Molson Coors Beverage Co. - Class B (a)	12,605	725,040
Monster Beverage Corp. (b)	158	8,243
National Beverage Corp.	1,129	52,995
PepsiCo, Inc.	961	163,418
Primo Water Corp.	27,067	683,442
		2,898,430

Biotechnology - 1.3%
Biogen, Inc. (b)	1,346	260,908
Bio-Rad Laboratories, Inc. - Class A (b)	262	87,660
Gilead Sciences, Inc.	7,327	614,296
Halozyme Therapeutics, Inc. (b)	1,524	87,234
Incyte Corp. (b)	9,008	595,429
United Therapeutics Corp. (b)	1,613	578,018
		2,223,545

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Gotham 1000 Value ETF

September 30, 2024

Building Materials - 1.8%
AZEK Co., Inc. (b)	3,962	185,422
Builders FirstSource, Inc. (b)	5	969
Fortune Brands Innovations, Inc.	48	4,297
Griffon Corp.	8,819	617,330
Hayward Holdings, Inc. (a)(b)	14,089	216,125
Johnson Controls International PLC	2,992	232,209
Knife River Corp. (b)	1,977	176,724
Louisiana-Pacific Corp.	1,778	191,064
MDU Resources Group, Inc.	3,672	100,649
Mohawk Industries, Inc. (b)	3,895	625,849
Owens Corning	936	165,223
Simpson Manufacturing Co., Inc.	880	168,318
UFP Industries, Inc.	316	41,462
West Fraser Timber Co. Ltd.	1,763	171,646
		2,897,287

Chemicals - 3.3%
Ashland, Inc.	6,623	576,002
Avient Corp.	6,362	320,136
Axalta Coating Systems Ltd. (b)	14,542	526,275
Cabot Corp.	5,970	667,267
Celanese Corp.	875	118,965
Eastman Chemical Co.	242	27,092
FMC Corp.	5,392	355,549
HB Fuller Co.	4,508	357,845
Innospec, Inc.	895	101,216
International Flavors & Fragrances, Inc.	4,110	431,262
LyondellBasell Industries NV - Class A	3,049	292,399
Minerals Technologies, Inc.	801	61,861
NewMarket Corp. (a)	674	371,974
PPG Industries, Inc.	678	89,808
Quaker Chemical Corp.	1,919	323,332
RPM International, Inc. (a)	4,100	496,100
Sensient Technologies Corp.	2,946	236,328
Sherwin-Williams Co.	81	30,915
The Mosaic Co.	580	15,532
		5,399,858

Coal - 0.3%
Arch Resources, Inc. - Class A (a)	127	17,546
CONSOL Energy, Inc.	4,681	489,867
		507,413

Commercial Services - 4.5%
ABM Industries, Inc.	11,580	610,961
ADT, Inc. (a)	81,523	589,411
Adtalem Global Education, Inc. (b)	2,664	201,079
Brink’s Co.	5,873	679,154
Colliers International Group, Inc.	852	129,342
Corpay, Inc. (b)	339	106,026
Euronet Worldwide, Inc. (b)	5,783	573,847

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Gotham 1000 Value ETF

September 30, 2024

Global Payments, Inc.	5,090	521,318
Grand Canyon Education, Inc. (b)	1,831	259,727
ICF International, Inc.	1,057	176,297
Insperity, Inc. (a)	3,661	322,168
John Wiley & Sons, Inc. - Class A	801	38,648
Korn Ferry	4,075	306,603
ManpowerGroup, Inc.	2,754	202,474
MarketAxess Holdings, Inc. (a)	137	35,099
PayPal Holdings, Inc. (b)	8,021	625,878
RB Global, Inc.	1,110	89,344
Shift4 Payments, Inc. - Class A (a)(b)	1,778	157,531
Stride, Inc. (a)(b)	5,709	487,035
TriNet Group, Inc.	3,149	305,358
United Rentals, Inc.	268	217,008
Valvoline, Inc. (a)(b)	629	26,324
Verra Mobility Corp. (b)	4,228	117,581
WEX, Inc. (a)(b)	1,831	384,016
WillScot Holdings Corp. (a)(b)	5,849	219,922
		7,382,151

Computers - 3.3%
Accenture PLC - Class A	108	38,176
Amdocs Ltd.	6,596	577,018
Amentum Holdings, Inc. (b)	3,357	108,263
ASGN, Inc. (b)	4,124	384,481
CACI International, Inc. - Class A (b)	70	35,319
CGI, Inc. - Class A (b)	3,022	347,409
Crane NXT Co.	1,040	58,344
DXC Technology Co. (b)	23,731	492,418
Hewlett Packard Enterprise Co.	8,923	182,565
HP, Inc.	14,080	505,050
Insight Enterprises, Inc. (b)	3,536	761,619
KBR, Inc.	979	63,762
Leidos Holdings, Inc.	3,809	620,867
Maximus, Inc.	7,107	662,088
NetApp, Inc.	89	10,993
Qualys, Inc. (b)	919	118,055
Science Applications International Corp. (a)	557	77,573
TE Connectivity PLC	2,386	360,262
		5,404,262

Cosmetics & Personal Care - 0.5%
Colgate-Palmolive Co.	1,580	164,020
Estee Lauder Cos., Inc. - Class A	1,058	105,472
Kenvue, Inc.	8,103	187,422
Prestige Consumer Healthcare, Inc. (b)	4,211	303,613
		760,527

Distribution & Wholesale - 0.7%
Core & Main, Inc. - Class A (b)	7,760	344,544
LKQ Corp.	5,008	199,919
W.W. Grainger, Inc.	102	105,959

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Gotham 1000 Value ETF

September 30, 2024

WESCO International, Inc.	2,903	487,646
		1,138,068

Diversified Financial Services - 1.1%
Cboe Global Markets, Inc.	1,836	376,141
CME Group, Inc. - Class A	2,510	553,832
Enact Holdings, Inc.	4,878	177,218
Intercorp Financial Services, Inc.	799	20,878
Visa, Inc. - Class A	551	151,497
Western Union Co.	50,212	599,029
		1,878,595

Electric - 1.2%
ALLETE, Inc.	4,253	273,000
Brookfield Renewable Corp. - Class A (a)	14,455	472,100
NRG Energy, Inc.	8,512	775,443
Talen Energy Corp. (b)	1,707	304,256
TransAlta Corp.	7,674	79,503
		1,904,302

Electrical Components & Equipment - 0.6%
Acuity Brands, Inc.	1,574	433,464
Belden, Inc. (a)	2,283	267,408
EnerSys	1,894	193,283
Generac Holdings, Inc. (b)	423	67,206
Littelfuse, Inc.	260	68,965
		1,030,326

Electronics - 2.7%
Allegion PLC	761	110,908
Arrow Electronics, Inc. (b)	5,750	763,773
Atkore, Inc.	1,542	130,669
Avnet, Inc.	11,219	609,304
Brady Corp. - Class A	4,505	345,218
Celestica, Inc. (b)	2,194	112,157
Garmin Ltd.	1,427	251,195
Honeywell International, Inc.	322	66,561
Itron, Inc. (b)	228	24,353
Jabil, Inc.	2,624	314,434
nVent Electric PLC	2,078	146,000
Plexus Corp. (b)	5,149	703,920
Sanmina Corp. (b)	3,887	266,065
TD SYNNEX Corp.	4,979	597,878
Vontier Corp.	2,077	70,078
		4,512,513

Engineering & Construction - 1.6%
AECOM	2,181	225,232
EMCOR Group, Inc.	893	384,463
Fluor Corp. (b)	723	34,494
Frontdoor, Inc. (b)	11,075	531,489
IES Holdings, Inc. (b)	48	9,582

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Gotham 1000 Value ETF

September 30, 2024

Jacobs Solutions, Inc.	3,870	506,583
MasTec, Inc. (b)	3,026	372,501
Primoris Services Corp.	7,389	429,153
TopBuild Corp. (b)	339	137,909
		2,631,406

Entertainment - 1.5%
Caesars Entertainment, Inc. (b)	4,205	175,517
Cinemark Holdings, Inc. (a)(b)	15,630	435,139
International Game Technology PLC	8,941	190,443
Madison Square Garden Sports Corp. - Class A (b)	383	79,764
TKO Group Holdings, Inc. - Class A (b)	5,299	655,539
United Parks & Resorts, Inc. (b)	1	51
Vail Resorts, Inc. (a)	3,570	622,215
Warner Music Group Corp. - Class A	8,957	280,354
		2,439,022

Environmental Control - 0.1%
Pentair PLC	1,739	170,057
Tetra Tech, Inc. (a)	725	34,191
Veralto Corp.	245	27,406
		231,654

Food - 6.1%
Albertsons Cos., Inc. - Class A	32,638	603,150
Cal-Maine Foods, Inc. (a)	4,882	365,369
Campbell Soup Co. (a)	1,380	67,510
Conagra Brands, Inc.	25,240	820,805
Flowers Foods, Inc.	18,398	424,442
General Mills, Inc.	5,064	373,976
Hormel Foods Corp.	11,140	353,138
Ingredion, Inc.	6,692	919,681
J & J Snack Foods Corp. (a)	110	18,933
Kellanova	11,701	944,388
Kraft Heinz Co.	18,706	656,768
Kroger Co.	11,576	663,305
Lancaster Colony Corp.	1,408	248,610
McCormick & Co., Inc.	1,242	102,217
Mondelez International, Inc. - Class A	3,784	278,767
Pilgrim’s Pride Corp. (a)(b)	19,642	904,514
Post Holdings, Inc. (b)	4,591	531,408
Simply Good Foods Co. (a)(b)	21,461	746,199
Sysco Corp.	6,135	478,898
The Hershey Co. (a)	205	39,315
Tyson Foods, Inc. - Class A	2,455	146,220
US Foods Holding Corp. (b)	5,746	353,379
		10,040,992

Food Service - 0.5%
Aramark	19,550	757,171

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Gotham 1000 Value ETF
September 30, 2024

Forest Products & Paper - 0.7%
International Paper Co. (a)	12,336	602,614
Sylvamo Corp.	7,466	640,956
		1,243,570

Gas - 0.6%
National Fuel Gas Co.	7,600	460,636
Southwest Gas Holdings, Inc.	6,658	491,094
		951,730

Hand & Machine Tools - 1.7%
Franklin Electric Co., Inc.	2,931	307,227
Lincoln Electric Holdings, Inc.	1,686	323,746
MSA Safety, Inc.	1,423	252,355
Regal Rexnord Corp.	3,456	573,281
Snap-on, Inc.	2,037	590,139
Stanley Black & Decker, Inc.	6,666	734,127
		2,780,875

Healthcare - Products - 2.2%
Avantor, Inc. (a)(b)	575	14,875
Baxter International, Inc.	8,166	310,063
DENTSPLY SIRONA, Inc.	12,851	347,748
Envista Holdings Corp. (b)	17,234	340,544
GE HealthCare Technologies, Inc.	661	62,035
Hologic, Inc. (b)	715	58,244
ICU Medical, Inc. (b)	207	37,720
Lantheus Holdings, Inc. (b)	7,507	823,893
Masimo Corp. (b)	1,018	135,730
Medtronic PLC	2,261	203,558
QIAGEN NV	5,678	258,746
ResMed, Inc.	1,205	294,165
Solventum Corp. (b)	7,509	523,527
STERIS PLC	781	189,424
		3,600,272

Healthcare - Services - 3.3%
Centene Corp. (b)	10,567	795,484
Cigna Group	1,599	553,957
DaVita, Inc. (b)	1,126	184,585
Elevance Health, Inc.	1,031	536,120
Humana, Inc.	2,615	828,275
Molina Healthcare, Inc. (b)	1,960	675,338
Quest Diagnostics, Inc.	133	20,648
Select Medical Holdings Corp.	8,201	285,969
Tenet Healthcare Corp. (b)	4,288	712,666
UnitedHealth Group, Inc.	630	368,348
Universal Health Services, Inc. - Class B	1,869	428,020
		5,389,410

Home Builders - 0.3%
Installed Building Products, Inc.	61	15,022
LCI Industries (a)	3,696	445,516

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Gotham 1000 Value ETF
September 30, 2024

Thor Industries, Inc. (a)	239	26,264
		486,802

Home Furnishings - 0.1%
Tempur Sealy International, Inc.	2,737	149,440

Household Products & Wares - 1.0%
Avery Dennison Corp.	662	146,143
Clorox Co.	1,077	175,454
Kimberly-Clark Corp.	4,050	576,234
Reynolds Consumer Products, Inc.	20,974	652,292
Spectrum Brands Holdings, Inc.	135	12,844
WD-40 Co.	172	44,355
		1,607,322

Housewares - 0.6%
Newell Brands, Inc.	47,365	363,763
Scotts Miracle-Gro Co. (a)	7,839	679,641
		1,043,404

Insurance - 10.4%
Aflac, Inc.	3,655	408,629
American Financial Group, Inc.	2,008	270,277
Aon PLC - Class A	376	130,092
Arch Capital Group Ltd. (b)	7,809	873,671
Assurant, Inc.	4,270	849,132
Assured Guaranty Ltd.	10,174	809,036
Axis Capital Holdings Ltd.	4,050	322,421
Brighthouse Financial, Inc. (b)	1,601	72,093
Chubb Ltd.	1,780	513,334
CNA Financial Corp.	11,453	560,510
CNO Financial Group, Inc.	7,259	254,791
Enstar Group Ltd. (b)	2,295	738,049
Equitable Holdings, Inc.	8,297	348,723
Everest Group Ltd.	2,129	834,206
F&G Annuities & Life, Inc.	3,652	163,317
Globe Life, Inc.	7,224	765,094
Hanover Insurance Group, Inc.	4,368	646,945
Hartford Financial Services Group, Inc.	4,303	506,076
Kinsale Capital Group, Inc.	866	403,184
Lincoln National Corp.	8,816	277,792
Loews Corp.	6,416	507,185
Markel Group, Inc. (a)(b)	523	820,367
Marsh & McLennan Co., Inc.	688	153,486
Mercury General Corp.	5,153	324,536
MGIC Investment Corp.	7	179
Primerica, Inc. (a)	482	127,802
Progressive Corp.	3,166	803,404
Prudential Financial, Inc.	2,246	271,991
Reinsurance Group of America, Inc.	2,376	517,659
RenaissanceRe Holdings Ltd.	3,571	972,740
Ryan Specialty Holdings, Inc. - Class A	2,764	183,502

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Gotham 1000 Value ETF
September 30, 2024

Sun Life Financial, Inc.	4,925	285,749
The Allstate Corp.	4,273	810,374
Travelers Cos., Inc.	2,360	552,523
Unum Group	9,858	585,960
W.R. Berkley Corp.	9,570	542,906
		17,207,735

Internet - 1.3%
Booking Holdings, Inc.	24	101,091
eBay, Inc.	3,968	258,356
Etsy, Inc. (a)(b)	1,056	58,640
Expedia Group, Inc. - Class A (b)	1,289	190,798
F5, Inc. (b)	1,239	272,828
Gen Digital, Inc.	13,980	383,471
Match Group, Inc. (b)	12,538	474,438
Netflix, Inc. (b)	96	68,090
VeriSign, Inc. (b)	1,596	303,176
		2,110,888

Iron & Steel - 0.4%
ATI, Inc. (b)	4,707	314,945
Cleveland-Cliffs, Inc. (a)(b)	2,965	37,863
Commercial Metals Co. (a)	5,283	290,354
		643,162

Leisure Time - 0.6%
Acushnet Holdings Corp. (a)	7,558	481,822
BRP, Inc.	379	22,566
Brunswick Corp.	786	65,883
Harley-Davidson, Inc. (a)	9,898	381,370
		951,641

Lodging - 0.6%
Boyd Gaming Corp.	6,601	426,755
Hyatt Hotels Corp. - Class A (a)	168	25,570
Las Vegas Sands Corp.	1,448	72,892
Marriott International, Inc. - Class A	757	188,190
Wyndham Hotels & Resorts, Inc.	2,396	187,223
Wynn Resorts Ltd. (a)	491	47,077
		947,707

Machinery - Construction & Mining - 0.5%
Caterpillar, Inc.	1,296	506,891
Terex Corp.	5,865	310,317
Vertiv Holdings Co. - Class A	271	26,962
		844,170

Machinery - Diversified - 2.1%
AGCO Corp.	1,415	138,472
Applied Industrial Technologies, Inc.	1,161	259,054
Cactus, Inc. - Class A	11,539	688,532
CSW Industrials, Inc.	21	7,694

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Gotham 1000 Value ETF
September 30, 2024

Dover Corp.	736	141,121
Esab Corp.	2,279	242,280
Gates Industrial Corp. PLC (b)	22,270	390,839
IDEX Corp.	361	77,435
Ingersoll Rand, Inc.	27	2,650
Middleby Corp. (b)	4,115	572,520
Mueller Water Products, Inc. - Class A	19,067	413,754
Otis Worldwide Corp.	260	27,024
Toro Co.	5,958	516,737
		3,478,112

Media - 1.4%
Charter Communications, Inc. - Class A (a)(b)	693	224,587
Comcast Corp. - Class A	14,234	594,554
FactSet Research Systems, Inc.	466	214,290
Fox Corp. - Class A (a)	14,365	608,071
Nexstar Media Group, Inc.	947	156,586
Sirius XM Holdings, Inc.	328	7,764
TEGNA, Inc.	10,265	161,982
Walt Disney Co.	4,003	385,049
		2,352,883

Metal Fabricate & Hardware - 0.7%
RBC Bearings, Inc. (b)	273	81,731
Timken Co.	5,203	438,561
Valmont Industries, Inc.	1,792	519,590
Worthington Enterprises, Inc.	2,108	87,377
		1,127,259

Mining - 1.1%
Agnico Eagle Mines Ltd.	767	61,789
Alcoa Corp.	2,108	81,327
Hudbay Minerals, Inc.	51,673	474,875
Kinross Gold Corp.	39,645	371,077
Pan American Silver Corp.	16,095	335,903
Royal Gold, Inc.	3,464	485,999
		1,810,970

Miscellaneous Manufacturers - 1.5%
3M Co.	5,271	720,546
A.O. Smith Corp. - Class A (a)	54	4,851
Carlisle Cos., Inc.	1,395	627,401
Donaldson Co., Inc.	5,639	415,594
Enpro, Inc.	270	43,789
Fabrinet (b)	1,110	262,448
Illinois Tool Works, Inc.	300	78,621
ITT, Inc.	419	62,645
Parker-Hannifin Corp.	24	15,164
Teledyne Technologies, Inc. (b)	666	291,481
		2,522,540

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Gotham 1000 Value ETF
September 30, 2024

Oil & Gas - 5.3%
Canadian Natural Resources Ltd.	15,321	508,810
Cenovus Energy, Inc.	22,005	368,144
Chevron Corp. (a)	1,512	222,672
ConocoPhillips	5,388	567,249
Coterra Energy, Inc.	12,931	309,697
Devon Energy Corp.	14,280	558,634
Diamondback Energy, Inc.	2,741	472,548
EOG Resources, Inc.	5,101	627,066
Expand Energy Corp. (a)	519	42,688
Gulfport Energy Corp. (b)	292	44,194
Helmerich & Payne, Inc.	19,981	607,822
HF Sinclair Corp.	12,887	574,374
Imperial Oil Ltd.	7,024	494,841
Marathon Oil Corp.	25,229	671,848
Marathon Petroleum Corp.	1,832	298,451
Murphy Oil Corp.	9,326	314,659
Occidental Petroleum Corp.	2,272	117,099
Ovintiv, Inc.	6,463	247,598
Phillips 66	1,036	136,182
Seadrill Ltd. (b)	298	11,843
SM Energy Co. (a)	7,148	285,706
Suncor Energy, Inc.	11,768	434,475
Valero Energy Corp.	4,915	663,672
Veren, Inc.	9,750	59,962
Weatherford International PLC	1,449	123,049
		8,763,283

Oil & Gas Services - 1.5%
Baker Hughes Co.	15,652	565,820
ChampionX Corp.	15,305	461,446
Halliburton Co.	6,235	181,127
Liberty Energy, Inc. (a)	13,245	252,847
NOV, Inc.	2,223	35,501
Schlumberger NV	6,408	268,815
TechnipFMC PLC	30,407	797,576
		2,563,132

Packaging & Containers - 2.5%
Amcor PLC	38,850	440,170
Ball Corp. (a)	11,056	750,813
Berry Global Group, Inc.	4,352	295,849
Crown Holdings, Inc.	7,177	688,131
Graphic Packaging Holding Co.	23,079	682,908
Sealed Air Corp.	16,511	599,349
Sonoco Products Co.	11,981	654,522
		4,111,742

Pharmaceuticals - 3.0%
Alkermes PLC (b)	26,974	755,002
Becton Dickinson & Co.	986	237,725
BellRing Brands, Inc. (b)	990	60,113
Bristol-Myers Squibb Co.	3,468	179,434

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Gotham 1000 Value ETF
September 30, 2024

Cardinal Health, Inc.	2,195	242,591
Cencora, Inc.	1,760	396,141
CVS Health Corp.	7,605	478,202
Elanco Animal Health, Inc. (b)	5,124	75,272
Henry Schein, Inc. (b)	6,605	481,504
Jazz Pharmaceuticals PLC (b)	5,097	567,857
Johnson & Johnson	2,061	334,006
McKesson Corp.	189	93,445
Merck & Co., Inc.	2,889	328,075
Organon & Co.	26,683	510,446
Viatris, Inc.	22,633	262,769
		5,002,582

Pipelines - 0.5%
Antero Midstream Corp.	10,774	162,149
Cheniere Energy, Inc.	3,287	591,134
Pembina Pipeline Corp.	446	18,393
		771,676

Retail - 4.8%
Abercrombie & Fitch Co. - Class A (a)(b)	3,881	542,952
Academy Sports & Outdoors, Inc.	8,302	484,505
American Eagle Outfitters, Inc.	1,561	34,951
Asbury Automotive Group, Inc. (b)	27	6,442
AutoNation, Inc. (a)(b)	1,096	196,096
AutoZone, Inc. (b)	66	207,903
Best Buy Co., Inc.	4,973	513,711
BJ’s Wholesale Club Holdings, Inc. (b)	3,383	279,030
Boot Barn Holdings, Inc. (b)	12	2,007
CarMax, Inc. (b)	3,124	241,735
Darden Restaurants, Inc.	1,304	214,026
Dick’s Sporting Goods, Inc. (a)	158	32,975
Dillard’s, Inc. - Class A (a)	362	138,896
Domino’s Pizza, Inc.	188	80,866
Five Below, Inc. (b)	218	19,260
Gap, Inc. (a)	25,659	565,781
GMS, Inc. (a)(b)	4,108	372,062
Group 1 Automotive, Inc. (a)	622	238,251
Lithia Motors, Inc.	1,071	340,192
Lowe’s Cos., Inc.	1,081	292,789
Lululemon Athletica, Inc. (b)	947	256,968
Macy’s, Inc.	1,186	18,608
McDonald’s Corp.	154	46,895
MSC Industrial Direct Co., Inc. - Class A	6,742	580,217
Nordstrom, Inc.	17,602	395,869
Penske Automotive Group, Inc.	337	54,736
Signet Jewelers Ltd. (a)	1,253	129,234
Target Corp.	3,051	475,529
Ulta Beauty, Inc. (a)(b)	512	199,229
Urban Outfitters, Inc. (b)	13,498	517,108
Wendy’s Co.	6,414	112,373
Williams-Sonoma, Inc. (a)	1,791	277,462

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Gotham 1000 Value ETF
September 30, 2024

Yum! Brands, Inc.	350	48,898
		7,917,556

Semiconductors - 1.7%
Axcelis Technologies, Inc. (b)	4,118	431,772
Cirrus Logic, Inc. (b)	4,164	517,210
GlobalFoundries Inc. (a)(b)	12,172	489,923
IPG Photonics Corp. (b)	1,295	96,244
KLA Corp.	9	6,970
Qorvo, Inc. (b)	5,195	536,644
QUALCOMM, Inc.	1,824	310,171
Skyworks Solutions, Inc.	4,231	417,896
		2,806,830

Software - 1.6%
ACI Worldwide, Inc. (b)	3,983	202,735
Broadridge Financial Solutions, Inc.	732	157,402
Dropbox, Inc. - Class A (b)	14,341	364,692
Fiserv, Inc. (b)	1,525	273,966
Jack Henry & Associates, Inc.	370	65,320
MSCI, Inc.	33	19,237
Open Text Corp.	13,138	437,233
Paycom Software, Inc.	1,395	232,365
SS&C Technologies Holdings, Inc.	3,859	286,376
Teradata Corp. (b)	1,548	46,966
Zoom Video Communications, Inc. - Class A (b)	7,550	526,537
		2,612,829

Telecommunications - 2.9%
AT&T, Inc.	34,173	751,806
BCE, Inc.	13,618	473,906
Ciena Corp. (b)	2,655	163,522
Cisco Systems, Inc.	634	33,742
InterDigital, Inc. (a)	4,929	698,094
Iridium Communications, Inc.	6,122	186,415
Juniper Networks, Inc.	2,897	112,925
Rogers Communications, Inc. - Class B	6,178	248,417
TELUS Corp. (a)	18,364	308,148
T-Mobile US, Inc.	2,545	525,186
Ubiquiti, Inc.	1,417	314,177
United States Cellular Corp. (b)	3,304	180,564
Verizon Communications, Inc.	16,843	756,419
		4,753,321

Textiles - 0.0%(c)
UniFirst Corp.	299	59,396

Toys, Games & Hobbies - 0.1%
Hasbro, Inc.	1,470	106,310

Transportation - 0.8%
CSX Corp.	7,483	258,388

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Gotham 1000 Value ETF
September 30, 2024

FedEx Corp.	1,676	458,688
Hafnia Ltd.	27,596	197,587
Hub Group, Inc. - Class A	5,790	263,156
J.B. Hunt Transport Services, Inc. (a)	556	95,815
Matson, Inc.	253	36,083
		1,309,717
TOTAL COMMON STOCKS (Cost $144,619,360)		164,501,262

REAL ESTATE INVESTMENT TRUSTS - 0.1%	Shares	Value
SBA Communications Corp.	597	143,698
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $128,270)		143,698

SHORT-TERM INVESTMENTS - 10.5%
Investments Purchased with Collateral from Securities Lending - 10.4%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (d)	17,126,267	17,126,267

Money Market Funds - 0.1%	Shares
First American Government Obligations Fund - Class X, 4.82% (d)	168,056	168,056
TOTAL SHORT-TERM INVESTMENTS (Cost $17,294,323)		17,294,323

TOTAL INVESTMENTS - 110.4% (Cost $162,041,953)		181,939,283
Liabilities in Excess of Other Assets - (10.4)%		(17,170,693)
TOTAL NET ASSETS - 100.0%		$164,768,590

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $16,737,220 which represented 10.2% of net assets.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Gotham Short Strategies ETF
September 30, 2024

COMMON STOCKS - 86.9%	Shares	Value
Advertising - 0.1%
Interpublic Group of Cos., Inc.	192	$6,073

Aerospace & Defense - 1.5%
General Electric Co.	913	172,174
Howmet Aerospace, Inc.	21	2,105
Leonardo DRS, Inc. (a)	3	85
Rocket Lab USA, Inc. (a)	333	3,240
		177,604

Agriculture - 1.2%
Altria Group, Inc.	292	14,903
Darling Ingredients, Inc. (a)	3,330	123,743
		138,646

Apparel - 0.1%
Columbia Sportswear Co.	10	832
PVH Corp.	29	2,924
Skechers USA, Inc. - Class A (a)	43	2,877
		6,633

Auto Manufacturers - 0.4%
Cummins, Inc.	148	47,921

Auto Parts & Equipment - 3.2%
Aptiv PLC (a)	1,942	139,844
BorgWarner, Inc.	3,618	131,297
Lear Corp.	935	102,055
Magna International, Inc.	100	4,104
		377,300

Beverages - 0.8%
Celsius Holdings, Inc. (a)	2,427	76,110
Molson Coors Beverage Co. - Class B	340	19,557
		95,667

Biotechnology - 3.3%
ADMA Biologics, Inc. (a)	3,138	62,729
Alnylam Pharmaceuticals, Inc. (a)	341	93,785
Arcellx, Inc. (a)	4	334
Biogen, Inc. (a)	349	67,650
BioMarin Pharmaceutical, Inc. (a)	320	22,493
Exelixis, Inc. (a)	249	6,461
Halozyme Therapeutics, Inc. (a)	310	17,744
Illumina, Inc. (a)	955	124,542
Ultragenyx Pharmaceutical, Inc. (a)	7	389
		396,127

Building Materials - 2.5%
Louisiana-Pacific Corp.	2,273	244,257
West Fraser Timber Co. Ltd.	536	52,185
		296,442

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Gotham Short Strategies ETF
September 30, 2024

Chemicals - 3.9%
Ashland, Inc.	355	30,874
Avient Corp.	819	41,212
Axalta Coating Systems Ltd. (a)	3,869	140,019
FMC Corp.	2,754	181,599
LyondellBasell Industries NV - Class A	535	51,306
Quaker Chemical Corp.	38	6,403
The Mosaic Co.	537	14,381
		465,794

Commercial Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	4	561
RB Global, Inc.	764	61,494
		62,055

Computers - 2.5%
Amentum Holdings, Inc. (a)	269	8,675
KBR, Inc.	28	1,824
Maximus, Inc.	423	39,407
NetApp, Inc.	238	29,395
Parsons Corp. (a)	152	15,759
Qualys, Inc. (a)	224	28,775
TE Connectivity PLC	1,014	153,104
Varonis Systems, Inc. (a)	93	5,255
Western Digital Corp. (a)	298	20,350
		302,544

Cosmetics & Personal Care - 1.1%
Colgate-Palmolive Co.	127	13,184
Coty, Inc. - Class A (a)	1,163	10,921
Estee Lauder Cos., Inc. - Class A	1,073	106,967
		131,072

Electric - 4.5%
Brookfield Renewable Corp. - Class A	1,070	34,946
Dominion Energy, Inc.	2,980	172,214
NRG Energy, Inc.	2,225	202,698
PPL Corp.	1,562	51,671
The Southern Co.	796	71,783
		533,312

Electrical Components & Equipment - 0.0%(b)
Littelfuse, Inc.	2	530

Electronics - 0.5%
Arrow Electronics, Inc. (a)	167	22,182
Avnet, Inc.	225	12,220
Garmin Ltd.	26	4,577
Itron, Inc. (a)	189	20,187
		59,166

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Gotham Short Strategies ETF
September 30, 2024

Energy - Alternate Sources - 0.0%(b)
Fluence Energy, Inc. - Class A (a)	31	704

Engineering & Construction - 2.2%
Jacobs Solutions, Inc.	369	48,302
MasTec, Inc. (a)	1,769	217,764
		266,066

Entertainment - 0.9%
International Game Technology PLC	101	2,151
Madison Square Garden Sports Corp. - Class A (a)	189	39,361
TKO Group Holdings, Inc. - Class A (a)	515	63,711
		105,223

Environmental Control - 0.0%(b)
Tetra Tech, Inc.	48	2,264

Food - 3.2%
Albertsons Cos., Inc. - Class A	559	10,330
Ingredion, Inc.	437	60,057
Kraft Heinz Co.	322	11,305
Pilgrim’s Pride Corp. (a)	2,284	105,178
Post Holdings, Inc. (a)	550	63,663
Sysco Corp.	120	9,367
Tyson Foods, Inc. - Class A	1,928	114,832
		374,732

Food Service - 0.0%(b)
Aramark	57	2,208

Gas - 0.4%
National Fuel Gas Co.	598	36,245
Southwest Gas Holdings, Inc.	197	14,530
		50,775

Hand & Machine Tools - 1.8%
Lincoln Electric Holdings, Inc.	65	12,481
MSA Safety, Inc.	2	355
Regal Rexnord Corp.	512	84,931
Stanley Black & Decker, Inc.	1,062	116,958
		214,725

Healthcare - Products - 3.9%
Avantor, Inc. (a)	119	3,079
DENTSPLY SIRONA, Inc.	2,159	58,423
Hologic, Inc. (a)	329	26,800
ICU Medical, Inc. (a)	332	60,497
Merit Medical Systems, Inc. (a)	2	198
Natera, Inc. (a)	90	11,425
QIAGEN NV	1,898	86,492
Repligen Corp. (a)	480	71,434

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Gotham Short Strategies ETF
September 30, 2024

ResMed, Inc.	94	22,947
Revvity, Inc.	874	111,653
STERIS PLC	1	243
Thermo Fisher Scientific, Inc.	18	11,134
		464,325

Healthcare - Services - 3.1%
Catalent, Inc. (a)	1,350	81,769
Centene Corp. (a)	520	39,146
HealthEquity, Inc. (a)	147	12,032
Tenet Healthcare Corp. (a)	1,035	172,017
Universal Health Services, Inc. - Class B	277	63,436
		368,400

Household Products & Wares - 0.1%
Avery Dennison Corp.	15	3,311
Kimberly-Clark Corp.	31	4,411
		7,722

Housewares - 1.4%
Scotts Miracle-Gro Co.	1,938	168,025

Internet - 2.4%
Chewy, Inc. - Class A (a)	4,266	124,951
DoorDash, Inc. - Class A (a)	111	15,843
GoDaddy, Inc. - Class A (a)	112	17,559
Spotify Technology SA (a)	348	128,249
		286,602

Iron & Steel - 0.3%
Cleveland-Cliffs, Inc. (a)	2,915	37,225

Leisure Time - 0.4%
Acushnet Holdings Corp.	414	26,392
Life Time Group Holdings, Inc. (a)	669	16,337
		42,729

Lodging - 0.8%
Hyatt Hotels Corp. - Class A	652	99,234

Machinery - Diversified - 2.7%
Dover Corp.	628	120,413
Middleby Corp. (a)	1,132	157,495
Rockwell Automation, Inc.	2	537
Toro Co.	130	11,275
Xylem, Inc.	263	35,513
		325,233

Media - 0.9%
Charter Communications, Inc. - Class A (a)	189	61,251
News Corp. - Class A	1,613	42,954
		104,205

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Gotham Short Strategies ETF
September 30, 2024

Metal Fabricate & Hardware - 0.4%
RBC Bearings, Inc. (a)	2	599
Valmont Industries, Inc.	152	44,072
		44,671

Mining - 2.8%
Alamos Gold, Inc. - Class A	232	4,626
Alcoa Corp.	1,067	41,165
Barrick Gold Corp.	3,185	63,350
Kinross Gold Corp.	8,423	78,839
Pan American Silver Corp.	6,864	143,252
		331,232

Miscellaneous Manufacturers - 4.1%
3M Co.	1,731	236,627
Carlisle Cos., Inc.	329	147,968
Donaldson Co., Inc.	380	28,006
Fabrinet (a)	188	44,451
Federal Signal Corp.	378	35,328
		492,380

Oil & Gas - 7.7%
Canadian Natural Resources Ltd.	3,077	102,187
Cenovus Energy, Inc.	3,171	53,051
ConocoPhillips	63	6,633
Devon Energy Corp.	4,379	171,307
Diamondback Energy, Inc.	47	8,103
EOG Resources, Inc.	605	74,373
Imperial Oil Ltd.	450	31,703
Marathon Oil Corp.	3,042	81,008
Murphy Oil Corp.	2,549	86,003
Occidental Petroleum Corp.	2,041	105,193
Ovintiv, Inc.	323	12,374
SM Energy Co.	1,386	55,398
Suncor Energy, Inc.	2,988	110,317
Valero Energy Corp.	82	11,072
Veren, Inc.	143	879
		909,601

Oil & Gas Services - 0.0%(b)
TechnipFMC PLC	102	2,675

Packaging & Containers - 3.1%
AptarGroup, Inc.	237	37,965
Ball Corp.	1,047	71,102
Crown Holdings, Inc.	1,357	130,109
Graphic Packaging Holding Co.	1,148	33,969
Sealed Air Corp.	1,890	68,607
Silgan Holdings, Inc.	611	32,078
		373,830

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Gotham Short Strategies ETF
September 30, 2024

Pharmaceuticals - 3.8%
Alkermes PLC (a)	3,372	94,382
Becton Dickinson & Co.	530	127,783
Cencora, Inc.	115	25,884
Elanco Animal Health, Inc. (a)	8,880	130,447
Jazz Pharmaceuticals PLC (a)	378	42,113
Johnson & Johnson	133	21,554
Neurocrine Biosciences, Inc. (a)	94	10,831
Organon & Co.	240	4,591
		457,585

Retail - 4.7%
Abercrombie & Fitch Co. - Class A (a)	105	14,689
CarMax, Inc. (a)	216	16,714
Darden Restaurants, Inc.	21	3,447
Dollar General Corp.	659	55,732
Gap, Inc.	5,380	118,629
Group 1 Automotive, Inc.	88	33,707
Lithia Motors, Inc.	174	55,269
Sweetgreen, Inc. - Class A (a)	423	14,995
Target Corp.	1,482	230,985
Walgreens Boots Alliance, Inc.	1,281	11,478
		555,645

Semiconductors - 5.8%
Cirrus Logic, Inc. (a)	899	111,665
GlobalFoundries Inc. (a)	1,022	41,135
Micron Technology, Inc.	1,118	115,948
MKS Instruments, Inc.	579	62,943
ON Semiconductor Corp. (a)	67	4,865
Onto Innovation, Inc. (a)	293	60,815
Qorvo, Inc. (a)	1,046	108,052
QUALCOMM, Inc.	403	68,530
Rambus, Inc. (a)	487	20,561
SiTime Corp. (a)	1	172
Skyworks Solutions, Inc.	926	91,461
		686,147

Software - 2.0%
ANSYS, Inc. (a)	43	13,701
Broadridge Financial Solutions, Inc.	10	2,150
Clearwater Analytics Holdings, Inc. - Class A (a)	314	7,929
DocuSign, Inc. (a)	924	57,371
Pegasystems, Inc.	1,524	111,389
SS&C Technologies Holdings, Inc.	20	1,484
Twilio, Inc. - Class A (a)	279	18,197
Unity Software, Inc. (a)	56	1,267
Veeva Systems, Inc. - Class A (a)	69	14,481
Workday, Inc. - Class A (a)	61	14,909
		242,878

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Gotham Short Strategies ETF
September 30, 2024

Telecommunications - 1.4%
BCE, Inc.	1,266	44,057
TELUS Corp.	731	12,266
T-Mobile US, Inc.	335	69,131
Ubiquiti, Inc.	164	36,362
		161,816

Transportation - 0.5%
Hafnia Ltd.	107	766
Matson, Inc.	387	55,194
Schneider National, Inc. - Class B	142	4,053
		60,013
TOTAL COMMON STOCKS (Cost $9,765,373)		10,335,756

SHORT-TERM INVESTMENTS - 4.5%
Money Market Funds - 4.5%	Shares
First American Government Obligations Fund - Class X, 4.82% (c)	532,082	532,082
TOTAL SHORT-TERM INVESTMENTS (Cost $532,082)		532,082

TOTAL INVESTMENTS - 91.4% (Cost $10,297,455)		10,867,838
Other Assets in Excess of Liabilities - 8.6%		1,020,553
TOTAL NET ASSETS - 100.0%		$11,888,391

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

The accompanying notes are an integral part of these financial statements.

Schedule of Total Return Swap Contracts	Gotham Short Strategies ETF

September 30, 2024

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
3M Co.	Morgan Stanley	Receive	EFFR + 0.25% = 5.59%	Termination	05/08/2029	$25,973	$2,122
Abercrombie & Fitch Co.	Morgan Stanley	Receive	EFFR + 0.25% = 5.58%	Termination	05/08/2029	1,259	44
Acushnet Holdings Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 4.35%	Termination	05/08/2029	2,996	(127)
ADMA Biologics, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 1.41%	Termination	05/08/2029	10,835	1,332
Alamos Gold, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.08%	Termination	05/08/2029	40	0
Albertsons Cos., Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.58%	Termination	05/08/2029	1,164	13
Alkermes PLC	Morgan Stanley	Receive	EFFR + 0.25% = 5.31%	Termination	05/08/2029	10,468	215
Altria Group, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.58%	Termination	05/08/2029	1,633	16
Amentum Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.08%	Termination	05/08/2029	27	0
ANSYS, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.07%	Termination	05/08/2029	956	25
Arrow Electronics, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.08%	Termination	05/08/2029	2,258	110
Ashland, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.56%	Termination	05/08/2029	3,218	8
Avantor, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.08%	Termination	05/08/2029	311	0
Avery Dennison Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 5.02%	Termination	05/08/2029	221	7
Avient Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 5.08%	Termination	05/08/2029	6,542	512
Avnet, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.58%	Termination	05/08/2029	1,466	72
Axalta Coating Systems Ltd.	Morgan Stanley	Receive	EFFR + 0.25% = 5.59%	Termination	05/08/2029	1,556	66
Barrick Gold Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 5.33%	Termination	05/08/2029	11,675	313
BCE, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.09%	Termination	05/08/2029	4,072	115
Becton Dickinson & Co.	Morgan Stanley	Receive	EFFR + 0.25% = 5.59%	Termination	05/08/2029	14,466	249
Biogen, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.71%	Termination	05/08/2029	1,938	(81)
BioMarin Pharmaceutical, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.33%	Termination	05/08/2029	2,601	(299)
BorgWarner, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 6.03%	Termination	05/08/2029	12,121	1,224
Broadridge Financial Solutions, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.33%	Termination	05/08/2029	1,290	37
Brookfield Renewable Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 3.93%	Termination	05/08/2029	3,854	539
Canadian Natural Resources Ltd.	Morgan Stanley	Receive	EFFR + 0.25% = 4.27%	Termination	05/08/2029	10,793	(240)
Carlisle Cos., Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.36%	Termination	05/08/2029	12,593	1,406

The accompanying notes are an integral part of these financial statements.

Schedule of Total Return Swap Contracts	Gotham Short Strategies ETF

September 30, 2024

CarMax, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.58%	Termination	05/08/2029	1,935	(8)
Catalent, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.58%	Termination	05/08/2029	9,267	27
Celsius Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.59%	Termination	05/08/2029	9,188	(7,438)
Cencora, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.33%	Termination	05/08/2029	2,926	(27)
Cenovus Energy, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.64%	Termination	05/08/2029	6,424	(132)
Charter Communications, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.58%	Termination	05/08/2029	6,806	65
Chewy, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.58%	Termination	05/08/2029	13,678	280
Cirrus Logic, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.21%	Termination	05/08/2029	12,297	(874)
Cleveland-Cliffs, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.72%	Termination	05/08/2029	1,724	196
Colgate-Palmolive Co.	Morgan Stanley	Receive	EFFR + 0.25% = 5.33%	Termination	05/08/2029	1,765	16
ConocoPhillips	Morgan Stanley	Receive	EFFR + 0.25% = 5.58%	Termination	05/08/2029	737	12
Coty, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.58%	Termination	05/08/2029	1,343	18
Crown Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.56%	Termination	05/08/2029	4,794	818
Darden Restaurants, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.08%	Termination	05/08/2029	328	(1)
Darling Ingredients, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 3.97%	Termination	05/08/2029	13,786	(209)
DENTSPLY SIRONA, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.16%	Termination	05/08/2029	6,494	541
Devon Energy Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 4.31%	Termination	05/08/2029	19,169	(2,255)
Diamondback Energy, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.62%	Termination	05/08/2029	1,034	7
DocuSign, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.58%	Termination	05/08/2029	6,147	461
Dollar General Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 3.99%	Termination	05/08/2029	6,258	175
Dominion Energy, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.59%	Termination	05/08/2029	19,302	913
Donaldson Co., Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.59%	Termination	05/08/2029	2,580	74
DoorDash, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.33%	Termination	05/08/2029	1,855	207
Dover Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 5.49%	Termination	05/08/2029	12,847	822
Dun & Bradstreet Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.81%	Termination	05/08/2029	12	0
Elanco Animal Health, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.58%	Termination	05/08/2029	14,675	(762)
EOG Resources, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.58%	Termination	05/08/2029	8,728	(114)
Estee Lauder Cos., Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.59%	Termination	11/07/2028	2,891	(906)
Estee Lauder Cos., Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.59%	Termination	05/08/2029	18,443	(616)

The accompanying notes are an integral part of these financial statements.

Schedule of Total Return Swap Contracts	Gotham Short Strategies ETF

September 30, 2024

Exelixis, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.33%	Termination	05/08/2029	26	0
Fabrinet	Morgan Stanley	Receive	EFFR + 0.25% = 5.57%	Termination	05/08/2029	4,492	375
Federal Signal Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 5.64%	Termination	05/08/2029	4,299	206
Fluence Energy, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.08%	Termination	05/08/2029	23	0
FMC Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 5.52%	Termination	05/08/2029	20,639	1,217
Gap, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.32%	Termination	05/08/2029	13,274	542
Garmin Ltd.	Morgan Stanley	Receive	EFFR + 0.25% = 5.60%	Termination	05/08/2029	528	10
General Electric Co.	Morgan Stanley	Receive	EFFR + 0.25% = 5.58%	Termination	05/08/2029	23,384	2,745
GlobalFoundries, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.56%	Termination	05/08/2029	4,468	(131)
GoDaddy, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.58%	Termination	05/08/2029	2,038	42
Graphic Packaging Holding Co.	Morgan Stanley	Receive	EFFR + 0.25% = 5.08%	Termination	05/08/2029	37,076	4,509
Group 1 Automotive, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.56%	Termination	05/08/2029	3,830	353
HAFNIA Ltd.	Morgan Stanley	Receive	EFFR + 0.25% = 5.58%	Termination	05/08/2029	136	0
Halozyme Therapeutics, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.64%	Termination	05/08/2029	1,832	(6)
HealthEquity, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.58%	Termination	05/08/2029	1,555	85
Hologic, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.33%	Termination	05/08/2029	3,747	38
Howmet Aerospace, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.62%	Termination	05/08/2029	2,807	232
Hyatt Hotels Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 4.69%	Termination	05/08/2029	10,654	840
ICU Medical, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 4.75%	Termination	05/08/2029	6,742	646
Illumina, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 4.27%	Termination	05/08/2029	14,997	393
Imperial Oil Ltd.	Morgan Stanley	Receive	EFFR + 0.25% = 5.18%	Termination	05/08/2029	4,438	32
Ingredion, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.45%	Termination	11/07/2028	3,298	566
Ingredion, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.45%	Termination	05/08/2029	5,360	716
International Game Technology PLC	Morgan Stanley	Receive	EFFR + 0.25% = 5.40%	Termination	05/08/2029	362	(1)
Interpublic Group of Cos., Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.58%	Termination	05/08/2029	601	8
Itron, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.60%	Termination	05/08/2029	5,768	119
Jacobs Solutions, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 4.55%	Termination	05/08/2029	4,974	(507)
Jazz Pharmaceuticals PLC	Morgan Stanley	Receive	EFFR + 0.25% = 3.69%	Termination	05/08/2029	4,902	44
Johnson & Johnson	Morgan Stanley	Receive	EFFR + 0.25% = 5.58%	Termination	05/08/2029	2,269	11

The accompanying notes are an integral part of these financial statements.

Schedule of Total Return Swap Contracts	Gotham Short Strategies ETF

September 30, 2024

KBR, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.58%	Termination	05/08/2029	130	9
Kimberly-Clark Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 2.39%	Termination	05/08/2029	427	5
Kinross Gold Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 5.56%	Termination	05/08/2029	11,906	845
Kraft Heinz Co.	Morgan Stanley	Receive	EFFR + 0.25% = 5.58%	Termination	05/08/2029	1,299	13
Lear Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 5.34%	Termination	05/08/2029	11,788	(513)
Leonardo DRS, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 4.97%	Termination	05/08/2029	28	1
Life Time Group Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.22%	Termination	05/08/2029	2,027	93
Lincoln Electric Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.62%	Termination	05/08/2029	2,112	182
Lithia Motors, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.61%	Termination	05/08/2029	6,035	558
Louisiana-Pacific Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 5.58%	Termination	05/08/2029	26,435	4,180
LyondellBasell Industries NV	Morgan Stanley	Receive	EFFR + 0.25% = 5.62%	Termination	05/08/2029	5,179	72
Madison Square Garden Sports Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 5.33%	Termination	05/08/2029	5,415	60
Magna International, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.74%	Termination	05/08/2029	1,231	45
Marathon Oil Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 3.80%	Termination	05/08/2029	8,708	(271)
MasTec, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.58%	Termination	11/07/2028	24,374	6,201
MasTec, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.33%	Termination	05/08/2029	1,723	250
Matson, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 3.70%	Termination	05/08/2029	5,847	461
Maximus, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 3.12%	Termination	05/08/2029	4,844	196
Merit Medical Systems, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.08%	Termination	05/08/2029	99	0
Micron Technology, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.08%	Termination	05/08/2029	12,860	(534)
Middleby Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 5.42%	Termination	11/07/2028	7,652	(571)
Middleby Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 5.42%	Termination	05/08/2029	10,156	133
MKS Instruments, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.61%	Termination	05/08/2029	6,740	(570)
Molson Coors Beverage Co.	Morgan Stanley	Receive	EFFR + 0.25% = 4.20%	Termination	05/08/2029	4,372	304
Mosaic Co.	Morgan Stanley	Receive	EFFR + 0.25% = 5.33%	Termination	05/08/2029	1,767	76
Murphy Oil Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 5.12%	Termination	05/08/2029	9,650	(838)
Natera, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.33%	Termination	05/08/2029	1,270	84
National Fuel Gas Co.	Morgan Stanley	Receive	EFFR + 0.25% = 4.97%	Termination	05/08/2029	4,061	103
NetApp, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.58%	Termination	05/08/2029	2,964	167

The accompanying notes are an integral part of these financial statements.

Schedule of Total Return Swap Contracts	Gotham Short Strategies ETF

September 30, 2024

Neurocrine Biosciences, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.59%	Termination	05/08/2029	1,152	(32)
News Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 5.58%	Termination	05/08/2029	4,793	47
NRG Energy, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 2.61%	Termination	05/08/2029	22,775	2,417
Occidental Petroleum Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 5.33%	Termination	05/08/2029	11,493	(764)
ON Semiconductor Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 5.33%	Termination	05/08/2029	508	19
Onto Innovation, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.59%	Termination	05/08/2029	7,057	632
Organon & Co.	Morgan Stanley	Receive	EFFR + 0.25% = 7.33%	Termination	05/08/2029	708	(20)
Ovintiv, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.33%	Termination	05/08/2029	1,341	(87)
Pan American Silver Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 5.59%	Termination	05/08/2029	16,613	(248)
Parsons Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 5.64%	Termination	05/08/2029	1,866	195
Pegasystems, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.58%	Termination	11/07/2028	8,990	1,212
Pegasystems, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.58%	Termination	05/08/2029	3,655	399
Pilgrim’s Pride Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 5.58%	Termination	11/07/2028	3,868	903
Pilgrim’s Pride Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 5.58%	Termination	05/08/2029	7,967	1,237
Post Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 4.88%	Termination	05/08/2029	7,292	83
PPL Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 4.49%	Termination	05/08/2029	5,888	385
PVH Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 6.97%	Termination	05/08/2029	302	13
QIAGEN NV	Morgan Stanley	Receive	EFFR + 0.25% = 5.06%	Termination	05/08/2029	9,025	(1,196)
Qorvo, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.56%	Termination	05/08/2029	11,983	(285)
Quaker Chemical Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 5.59%	Termination	11/07/2028	1,685	(19)
QUALCOMM, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.58%	Termination	05/08/2029	30,099	(2,232)
Qualys, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 2.83%	Termination	05/08/2029	3,083	103
Rambus, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.89%	Termination	05/08/2029	2,280	188
RB Global, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.28%	Termination	05/08/2029	7,083	315
RBC Bearings, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 4.57%	Termination	05/08/2029	898	60
Regal Rexnord Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 5.58%	Termination	05/08/2029	10,450	979
Repligen Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 5.08%	Termination	05/08/2029	8,036	217
ResMed, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.59%	Termination	05/08/2029	2,685	25
Revvity, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.28%	Termination	05/08/2029	13,158	723

The accompanying notes are an integral part of these financial statements.

Schedule of Total Return Swap Contracts	Gotham Short Strategies ETF

September 30, 2024

Rocket Lab USA, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.58%	Termination	05/08/2029	379	2
Schneider National, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.33%	Termination	05/08/2029	599	34
Scotts Miracle-Gro Co.	Morgan Stanley	Receive	EFFR + 0.25% = 5.56%	Termination	11/07/2028	2,081	388
Scotts Miracle-Gro Co.	Morgan Stanley	Receive	EFFR + 0.25% = 5.56%	Termination	05/08/2029	17,340	3,287
Sealed Air Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 5.55%	Termination	11/07/2028	1,016	(7)
Sealed Air Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 5.55%	Termination	05/08/2029	7,550	80
Silgan Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.33%	Termination	05/08/2029	3,360	143
Skechers USA, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.58%	Termination	05/08/2029	268	5
Skyworks Solutions, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.94%	Termination	05/08/2029	10,173	75
SM Energy Co.	Morgan Stanley	Receive	EFFR + 0.25% = 5.58%	Termination	05/08/2029	6,355	(9)
Southern Co.	Morgan Stanley	Receive	EFFR + 0.25% = 5.16%	Termination	05/08/2029	9,289	306
Southwest Gas Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.33%	Termination	05/08/2029	1,475	35
Spotify Technology SA	Morgan Stanley	Receive	EFFR + 0.25% = 5.27%	Termination	11/07/2028	7,002	1,294
Spotify Technology SA	Morgan Stanley	Receive	EFFR + 0.25% = 5.27%	Termination	05/08/2029	13,267	1,206
SS&C Technologies Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.08%	Termination	05/08/2029	148	0
Stanley Black & Decker, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.19%	Termination	05/08/2029	13,105	1,632
STERIS PLC	Morgan Stanley	Receive	EFFR + 0.25% = 3.08%	Termination	05/08/2029	1,213	39
Suncor Energy, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 4.50%	Termination	05/08/2029	12,368	(319)
Sweetgreen, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.08%	Termination	05/08/2029	1,595	17
Sysco Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 5.33%	Termination	05/08/2029	1,015	24
Target Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 5.33%	Termination	05/08/2029	25,717	(321)
TE Connectivity PLC	Morgan Stanley	Receive	EFFR + 0.25% = 5.08%	Termination	05/08/2029	16,609	37
TechnipFMC PLC	Morgan Stanley	Receive	EFFR + 0.25% = 5.62%	Termination	05/08/2029	262	(25)
TELUS Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 5.33%	Termination	05/08/2029	1,863	95
Tenet Healthcare Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 5.59%	Termination	11/07/2028	10,304	2,804
Tenet Healthcare Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 5.59%	Termination	05/08/2029	9,307	2,071
Tetra Tech, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.08%	Termination	05/08/2029	94	1
Thermo Fisher Scientific, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.08%	Termination	05/08/2029	1,237	11
TKO Group Holdings, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 3.94%	Termination	05/08/2029	6,557	271

The accompanying notes are an integral part of these financial statements.

Schedule of Total Return Swap Contracts	Gotham Short Strategies ETF

September 30, 2024

T-Mobile US, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.57%	Termination	05/08/2029	12,588	1,049
Toro Co.	Morgan Stanley	Receive	EFFR + 0.25% = 5.58%	Termination	05/08/2029	1,388	65
Twilio, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.89%	Termination	05/08/2029	1,957	106
Tyson Foods, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 4.77%	Termination	05/08/2029	13,044	(545)
Ubiquiti, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.57%	Termination	05/08/2029	3,769	816
Ultragenyx Pharmaceutical, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.33%	Termination	05/08/2029	167	11
Unity Software, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.08%	Termination	05/08/2029	161	0
Universal Health Services, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.57%	Termination	05/08/2029	7,786	409
Valero Energy Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 5.62%	Termination	05/08/2029	2,431	(259)
Valmont Industries, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.50%	Termination	05/08/2029	5,219	229
Varonis Systems, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.87%	Termination	05/08/2029	735	31
Veeva Systems, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.58%	Termination	05/08/2029	1,679	10
Veren, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 6.03%	Termination	05/08/2029	185	(32)
Walgreens Boots Alliance, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.51%	Termination	05/08/2029	1,129	25
West Fraser Timber Co. Ltd.	Morgan Stanley	Receive	EFFR + 0.25% = 5.87%	Termination	11/07/2028	5,355	831
West Fraser Timber Co. Ltd.	Morgan Stanley	Receive	EFFR + 0.25% = 5.87%	Termination	05/08/2029	682	121
Western Digital Corp.	Morgan Stanley	Receive	EFFR + 0.25% = 5.72%	Termination	05/08/2029	3,688	347
Workday, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 5.08%	Termination	05/08/2029	1,711	8
Xylem, Inc.	Morgan Stanley	Receive	EFFR + 0.25% = 4.35%	Termination	05/08/2029	4,591	158
A.O. Smith Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.09%	Termination	05/08/2029	(20,212)	(220)
AAON, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = (3.73)%	Termination	05/08/2029	(7,872)	(144)
Academy Sports & Outdoors, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(292)	7
Acadia Healthcare Co., Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.05%	Termination	05/08/2029	(168,354)	16,338
Advanced Drainage Systems, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 4.52%	Termination	05/08/2029	(118,499)	(3,639)
Advanced Micro Devices, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.07%	Termination	05/08/2029	(12,306)	(1,768)
Agilent Technologies, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 4.68%	Termination	05/08/2029	(891)	(5)
Air Products and Chemicals, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 4.69%	Termination	11/07/2028	(6,253)	(1,327)
Air Products and Chemicals, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.33%	Termination	05/08/2029	(5,955)	(424)
Algonquin Power & Utilities Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.05%	Termination	11/07/2028	(107,529)	7,484

The accompanying notes are an integral part of these financial statements.

Schedule of Total Return Swap Contracts	Gotham Short Strategies ETF

September 30, 2024

Algonquin Power & Utilities Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.05%	Termination	05/08/2029	(4,137)	658
Alight, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.07%	Termination	05/08/2029	(9,701)	(128)
Align Technology, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(15,259)	(76)
ALLETE, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.07%	Termination	05/08/2029	(3,980)	(26)
Alliant Energy Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.07%	Termination	05/08/2029	(16,811)	(1,911)
Ameren Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.07%	Termination	05/08/2029	(54,925)	(5,951)
American Eagle Outfitters, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(17,419)	(388)
Amgen, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.07%	Termination	05/08/2029	(132,428)	779
Analog Devices, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(152,603)	(1,088)
APA Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(132,182)	20,638
AppLovin Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(16,710)	(910)
Arcadium Lithium PLC	Morgan Stanley	Pay	EFFR + 0.26% = 5.13%	Termination	05/08/2029	(42,112)	18,606
Archer-Daniels-Midland Co.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(24,673)	(613)
Arcosa, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(45,390)	(3,928)
Asbury Automotive Group, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(23,382)	(949)
Atlassian Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(156,110)	(11,835)
Avangrid, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(2,827)	(17)
Bausch + Lomb Corp.	Morgan Stanley	Pay	EFFR + 5.18% = 0.27%	Termination	11/07/2028	(22,376)	(2,726)
Bausch + Lomb Corp.	Morgan Stanley	Pay	EFFR + 3.88% = 5.33%	Termination	05/08/2029	(1,640)	(294)
Beacon Roofing Supply, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.59%	Termination	11/07/2028	(6,828)	791
Beacon Roofing Supply, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 4.29%	Termination	05/08/2029	(205,790)	18,289
Belden, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(820)	(21)
BILL Holdings, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.07%	Termination	11/07/2028	(201,965)	58,957
BILL Holdings, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.59%	Termination	05/08/2029	(26,433)	(494)
Bio-Rad Laboratories, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 4.57%	Termination	05/08/2029	(37,473)	(653)
Bio-Techne Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.72%	Termination	05/08/2029	(28,855)	(1,453)
Blueprint Medicines Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(9,620)	(622)
Boeing Co.	Morgan Stanley	Pay	EFFR + 0.25% = 5.07%	Termination	05/08/2029	(341,786)	52,604
Boise Cascade Co.	Morgan Stanley	Pay	EFFR + 0.25% = 5.89%	Termination	05/08/2029	(2,256)	18

The accompanying notes are an integral part of these financial statements.

Schedule of Total Return Swap Contracts	Gotham Short Strategies ETF

September 30, 2024

Booking Holdings, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(16,848)	(1,177)
Boot Barn Holdings, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.93%	Termination	05/08/2029	(40,482)	(4,256)
Boston Scientific Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 4.51%	Termination	05/08/2029	(232,713)	(10,850)
Boyd Gaming Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 2.74%	Termination	05/08/2029	(5,819)	(557)
Broadcom, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.33%	Termination	05/08/2029	(103,328)	2,369
BRP, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(7,502)	145
Bruker Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.06%	Termination	05/08/2029	(168,575)	(11,056)
Bunge Global SA	Morgan Stanley	Pay	EFFR + 0.25% = 5.07%	Termination	05/08/2029	(71,610)	468
Burlington Stores, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(104,338)	1,095
BWX Technologies, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 3.25%	Termination	05/08/2029	(4,022)	8
Capri Holdings Ltd.	Morgan Stanley	Pay	EFFR + 0.25% = 5.33%	Termination	05/08/2029	(5,050)	(461)
CCC Intelligent Solutions Holdings, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 4.80%	Termination	05/08/2029	(116,357)	(688)
CDW Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.07%	Termination	05/08/2029	(29,193)	318
Celanese Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.20%	Termination	05/08/2029	(544)	2
CF Industries Holdings, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.06%	Termination	11/07/2028	(48,220)	(6,084)
CF Industries Holdings, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.06%	Termination	05/08/2029	(118,404)	(12,492)
Choice Hotels International, Inc.	Morgan Stanley	Pay	EFFR + 0.83% = (3.73)%	Termination	05/08/2029	(912)	1
Chord Energy Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 4.99%	Termination	05/08/2029	(183,885)	21,408
Ciena Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.07%	Termination	05/08/2029	(164,753)	(23,664)
Civitas Resources, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.10%	Termination	05/08/2029	(117,808)	20,802
CNX Resources Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(15,471)	(2,996)
Cognex Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.10%	Termination	11/07/2028	(57,915)	715
Cognex Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.11%	Termination	05/08/2029	(82,580)	4,858
Comfort Systems USA, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(47,623)	(714)
Confluent, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.09%	Termination	05/08/2029	(170,540)	(363)
Corcept Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.06%	Termination	05/08/2029	(12,634)	(1,292)
Core & Main, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.33%	Termination	05/08/2029	(80,142)	(3,159)
Corning, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 4.85%	Termination	05/08/2029	(144,345)	(14,982)
CorVel Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.05%	Termination	05/08/2029	(12,095)	(1,030)

The accompanying notes are an integral part of these financial statements.

Schedule of Total Return Swap Contracts	Gotham Short Strategies ETF

September 30, 2024

Crane Co.	Morgan Stanley	Pay	EFFR + 0.25% = 4.64%	Termination	05/08/2029	(46,693)	(2,364)
Credo Technology Group Holding Ltd.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(30,430)	(4,292)
Crinetics Pharmaceuticals, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.09%	Termination	05/08/2029	(46,041)	755
CVS Health Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(19,367)	36
Dayforce, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(20,458)	(3,239)
Delta Air Lines, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(12,037)	(419)
Denali Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(2,680)	(99)
Dick’s Sporting Goods, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(7,305)	276
Dillard’s, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(12,278)	(25)
Diodes, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.12%	Termination	05/08/2029	(3,974)	1,287
Dolby Laboratories, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.33%	Termination	05/08/2029	(43,699)	(2,475)
Doximity, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.33%	Termination	05/08/2029	(13,202)	(2,286)
DTE Energy Co.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(72,166)	(4,391)
Duke Energy Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(69,872)	(1,132)
Dycom Industries, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.33%	Termination	05/08/2029	(129,495)	(10,479)
Eaton Corp. PLC	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(54,356)	(234)
EchoStar Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.07%	Termination	11/07/2028	(34,351)	(14,593)
EchoStar Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.07%	Termination	05/08/2029	(66,145)	(17,846)
Edison International	Morgan Stanley	Pay	EFFR + 0.25% = 5.07%	Termination	05/08/2029	(7,664)	(289)
Elastic NV	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(37,843)	(1,618)
elf Beauty, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 4.64%	Termination	05/08/2029	(247,280)	91,650
Emerson Electric Co.	Morgan Stanley	Pay	EFFR + 0.25% = 5.09%	Termination	05/08/2029	(203,428)	(10,434)
Enbridge, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.06%	Termination	05/08/2029	(222,259)	(22,402)
Encompass Health Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 4.61%	Termination	05/08/2029	(23,194)	(1,558)
Endeavor Group Holdings, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 1.00%	Termination	11/07/2028	(131,604)	(16,845)
Endeavor Group Holdings, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.06%	Termination	05/08/2029	(24,847)	(991)
EnerSys	Morgan Stanley	Pay	EFFR + 0.25% = 5.33%	Termination	05/08/2029	(10,103)	(377)
Entergy Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.07%	Termination	11/07/2028	(159,511)	(28,028)
Entergy Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.07%	Termination	05/08/2029	(162,275)	(21,981)

The accompanying notes are an integral part of these financial statements.

Schedule of Total Return Swap Contracts	Gotham Short Strategies ETF

September 30, 2024

EQT Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.13%	Termination	05/08/2029	(34,771)	(4,387)
Essential Utilities, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.33%	Termination	05/08/2029	(8,987)	53
Evergy, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.07%	Termination	11/07/2028	(50,538)	(9,506)
Evergy, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.12%	Termination	05/08/2029	(9,612)	(915)
Expand Energy Corp.	Morgan Stanley	Pay	EFFR + 0.51% = 2.54%	Termination	05/08/2029	(11,680)	(123)
Expeditors International of Washington, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.04%	Termination	05/08/2029	(17,213)	(288)
Exxon Mobil Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.07%	Termination	05/08/2029	(155,082)	(2,316)
Fair Isaac Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.01%	Termination	05/08/2029	(211,844)	(40,037)
Ferguson Enterprises, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 4.58%	Termination	05/08/2029	(3,158)	0
FirstEnergy Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 4.83%	Termination	05/08/2029	(115,443)	(4,639)
Five Below, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.02%	Termination	05/08/2029	(135,529)	5,871
Five9, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.21%	Termination	11/07/2028	(54,558)	61,453
Flowserve Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.33%	Termination	05/08/2029	(3,877)	96
Ford Motor Co.	Morgan Stanley	Pay	EFFR + 0.25% = 5.10%	Termination	11/07/2028	(84,586)	14,546
Ford Motor Co.	Morgan Stanley	Pay	EFFR + 0.25% = 5.10%	Termination	05/08/2029	(93,731)	1,349
Fortis, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 4.44%	Termination	05/08/2029	(13,450)	(741)
Fortive Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(19,417)	(259)
GATX Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.07%	Termination	05/08/2029	(26,622)	365
General Mills, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(5,908)	71
Genuine Parts Co.	Morgan Stanley	Pay	EFFR + 0.25% = 5.09%	Termination	05/08/2029	(67,605)	695
GFL Environmental, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.05%	Termination	05/08/2029	(4,865)	97
Gilead Sciences, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.33%	Termination	05/08/2029	(61,203)	(3,024)
Globant SA	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(33,089)	199
Graphic Packaging Holding Co.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(33,673)	(1,977)
Haemonetics Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 4.05%	Termination	05/08/2029	(20,738)	(908)
HB Fuller Co.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(476)	9
HF Sinclair Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.09%	Termination	05/08/2029	(17,694)	1,383
Home Depot, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.05%	Termination	05/08/2029	(64,427)	(8,057)
Hubbell, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(12,422)	(309)

The accompanying notes are an integral part of these financial statements.

Schedule of Total Return Swap Contracts	Gotham Short Strategies ETF

September 30, 2024

Huntington Ingalls Industries, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.05%	Termination	11/07/2028	(8,460)	(413)
Huntington Ingalls Industries, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.05%	Termination	05/08/2029	(194,848)	(1,265)
Huntsman Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.13%	Termination	05/08/2029	(44,964)	1,038
IDACORP, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.33%	Termination	05/08/2029	(1,856)	(1)
Immunovant, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.05%	Termination	05/08/2029	(36,892)	(950)
Ingersoll Rand, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.07%	Termination	05/08/2029	(198,970)	(13,656)
Insmed, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.33%	Termination	05/08/2029	(90,958)	280
Installed Building Products, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.33%	Termination	05/08/2029	(246)	(4)
Insulet Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.33%	Termination	05/08/2029	(2,328)	71
Integer Holdings Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	11/07/2028	(86,580)	(8,014)
Integer Holdings Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(28,210)	(1,922)
Intel Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.09%	Termination	05/08/2029	(417,353)	(9,786)
Intuitive Surgical, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.03%	Termination	05/08/2029	(56,005)	(6,067)
iRhythm Technologies, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.17%	Termination	11/07/2028	(3,489)	2,085
Keysight Technologies, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.09%	Termination	05/08/2029	(34,806)	(2,112)
Kirby Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(16,528)	(250)
Knife River Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 4.28%	Termination	05/08/2029	(30,571)	(3,550)
Knight-Swift Transportation Holdings, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.05%	Termination	05/08/2029	(540)	(7)
Lamb Weston Holdings, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.15%	Termination	11/07/2028	(237,337)	64,867
Lamb Weston Holdings, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.15%	Termination	05/08/2029	(23,501)	6,356
Lantheus Holdings, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 4.36%	Termination	05/08/2029	(8,341)	(191)
Las Vegas Sands Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(11,780)	(134)
Lattice Semiconductor Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 4.63%	Termination	05/08/2029	(62,198)	(1,095)
Levi Strauss & Co.	Morgan Stanley	Pay	EFFR + 0.25% = 4.58%	Termination	05/08/2029	(457)	0
Live Nation Entertainment, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(5,256)	(234)
LKQ Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.09%	Termination	05/08/2029	(60,638)	726
Madrigal Pharmaceuticals, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.09%	Termination	05/08/2029	(11,672)	1,546
Magnolia Oil & Gas Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(13,187)	290
Maplebear, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(56,506)	(1,164)

The accompanying notes are an integral part of these financial statements.

Schedule of Total Return Swap Contracts	Gotham Short Strategies ETF

September 30, 2024

Martin Marietta Materials, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.09%	Termination	05/08/2029	(331,562)	(2,769)
MDU Resources Group, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(45,610)	(2,864)
Microchip Technology, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(258,293)	(12,563)
Mobileye Global, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 4.69%	Termination	11/07/2028	(24,742)	28,124
Mobileye Global, Inc.	Morgan Stanley	Pay	EFFR + 0.88% = 4.69%	Termination	05/08/2029	(187,704)	66,605
Monster Beverage Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(22,433)	50
MP Materials Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 4.83%	Termination	11/07/2028	(21,480)	(696)
Neogen Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.10%	Termination	11/07/2028	(18,928)	946
New Jersey Resources Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 4.85%	Termination	05/08/2029	(42,810)	(2,363)
NextEra Energy, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.07%	Termination	05/08/2029	(202,703)	(22,480)
NEXTracker, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 4.53%	Termination	05/08/2029	(55,545)	3,276
NIKE, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(22,542)	(354)
Nutanix, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.44%	Termination	05/08/2029	(150,495)	4,222
OGE Energy Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 3.20%	Termination	05/08/2029	(40,241)	(1,480)
Ollie’s Bargain Outlet Holdings, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.09%	Termination	05/08/2029	(215,395)	(6,671)
ONE Gas, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.00%	Termination	05/08/2029	(14,512)	(605)
Oracle Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.33%	Termination	05/08/2029	(244,524)	(19,506)
Ormat Technologies, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.05%	Termination	11/07/2028	(115,641)	(14,133)
Otis Worldwide Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(22,971)	(55)
Owens Corning	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(218,708)	(16,965)
Packaging Corp. of America	Morgan Stanley	Pay	EFFR + 0.25% = 5.04%	Termination	05/08/2029	(8,401)	(811)
Palantir Technologies, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 4.88%	Termination	05/08/2029	(195,412)	(18,767)
Paramount Global	Morgan Stanley	Pay	EFFR + 0.58% = 4.77%	Termination	05/08/2029	(113,581)	(739)
Paychex, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.07%	Termination	05/08/2029	(283,275)	(24,949)
Pembina Pipeline Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 4.54%	Termination	05/08/2029	(96,378)	(4,712)
Performance Food Group Co.	Morgan Stanley	Pay	EFFR + 0.25% = 5.33%	Termination	05/08/2029	(13,245)	(845)
Polaris, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.09%	Termination	05/08/2029	(21,476)	(507)
Portland General Electric Co.	Morgan Stanley	Pay	EFFR + 0.25% = 5.71%	Termination	11/07/2028	(60,546)	(8,650)
Portland General Electric Co.	Morgan Stanley	Pay	EFFR + 0.25% = 5.71%	Termination	05/08/2029	(1,629)	(16)

The accompanying notes are an integral part of these financial statements.

Schedule of Total Return Swap Contracts	Gotham Short Strategies ETF

September 30, 2024

Public Service Enterprise Group, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(170,748)	(19,692)
Restaurant Brands International, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 4.34%	Termination	05/08/2029	(59,138)	(1,091)
REVOLUTION Medicines, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.33%	Termination	05/08/2029	(2,041)	(134)
RH	Morgan Stanley	Pay	EFFR + 0.25% = 5.09%	Termination	05/08/2029	(4,348)	(1,064)
Rivian Automotive, Inc.	Morgan Stanley	Pay	EFFR + 0.58% = 5.33%	Termination	05/08/2029	(11,770)	2,134
Robert Half, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.01%	Termination	05/08/2029	(143,246)	(10,083)
Royal Caribbean Cruises Ltd.	Morgan Stanley	Pay	EFFR + 0.25% = 4.85%	Termination	05/08/2029	(164,945)	(23,932)
Saia, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.10%	Termination	11/07/2028	(85,266)	(5,558)
Saia, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.10%	Termination	05/08/2029	(260,170)	(11,802)
Sarepta Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.33%	Termination	05/08/2029	(106,531)	756
Sempra	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(117,082)	(3,972)
ServiceNow, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	0	0
SharkNinja, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 4.31%	Termination	05/08/2029	(43,375)	(7,304)
Simpson Manufacturing Co., Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.10%	Termination	05/08/2029	(60,824)	(1,675)
SiteOne Landscape Supply, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 4.51%	Termination	05/08/2029	(105,939)	(9,558)
Snap, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 4.60%	Termination	05/08/2029	(230,392)	(35,861)
Snowflake, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.09%	Termination	05/08/2029	(302,312)	16,300
Sotera Health Co.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(2,271)	(26)
Southern Copper Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 4.58%	Termination	05/08/2029	(461)	0
Southwestern Energy Co.	Morgan Stanley	Pay	EFFR + 0.25% = 4.68%	Termination	05/08/2029	(195,006)	(25,483)
Squarespace, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.02%	Termination	11/07/2028	(75,913)	(14,857)
Squarespace, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.33%	Termination	05/08/2029	(1,625)	(57)
Starbucks Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 4.58%	Termination	05/08/2029	(20,570)	(472)
Steel Dynamics, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 3.84%	Termination	05/08/2029	(25,216)	(181)
Stericycle, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.05%	Termination	11/07/2028	(67,222)	(10,452)
Stericycle, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.05%	Termination	05/08/2029	(111,325)	(11,689)
Sterling Infrastructure, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(3,480)	55
Stryker Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 4.58%	Termination	05/08/2029	(142,336)	72
Summit Materials, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	11/07/2028	(3,981)	193

The accompanying notes are an integral part of these financial statements.

Schedule of Total Return Swap Contracts	Gotham Short Strategies ETF

September 30, 2024

Summit Materials, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(41,333)	999
Super Micro Computer, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(14,990)	3,738
Surgery Partners, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.68%	Termination	05/08/2029	(32,111)	(1,308)
Targa Resources Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.03%	Termination	11/07/2028	(71,193)	(16,257)
Targa Resources Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.03%	Termination	05/08/2029	(325,474)	(65,622)
TC Energy Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 4.85%	Termination	05/08/2029	(132,855)	(11,710)
Teck Resources Ltd.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(242,080)	(28,432)
Tenable Holdings, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(1,540)	(14)
Tesla, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.07%	Termination	05/08/2029	(23,547)	(4,125)
Textron, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.12%	Termination	05/08/2029	(73,699)	510
TFI International, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 4.97%	Termination	05/08/2029	(73,921)	7,455
Tidewater, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(3,302)	63
TopBuild Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.33%	Termination	05/08/2029	(2,441)	26
Tractor Supply Co.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(3,200)	(18)
Trade Desk, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 4.31%	Termination	05/08/2029	(26,535)	(2,288)
Trex Co., Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.33%	Termination	05/08/2029	(6,392)	269
TXNM Energy, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 4.60%	Termination	11/07/2028	(6,916)	(114)
United Parcel Service, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 4.58%	Termination	05/08/2029	(36,000)	0
United States Steel Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(21,834)	(593)
Universal Display Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(210)	(5)
Vail Resorts, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(14,292)	80
Valaris Ltd.	Morgan Stanley	Pay	EFFR + 0.25% = 5.14%	Termination	05/08/2029	(5,296)	268
Valvoline, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.09%	Termination	05/08/2029	(99,059)	625
Vertex, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.79%	Termination	05/08/2029	(1,271)	(64)
Vertiv Holdings Co.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(73,424)	(435)
Vistra Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 4.52%	Termination	05/08/2029	(41,133)	(13,331)
Vulcan Materials Co.	Morgan Stanley	Pay	EFFR + 0.25% = 4.40%	Termination	05/08/2029	(87,150)	(1,383)
Warner Bros Discovery, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.06%	Termination	05/08/2029	(176,319)	(21,162)
WEC Energy Group, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(4,617)	(301)

The accompanying notes are an integral part of these financial statements.

Schedule of Total Return Swap Contracts	Gotham Short Strategies ETF

September 30, 2024

West Pharmaceutical Services, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(27,615)	804
Westinghouse Air Brake Technologies Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(9,997)	1
Whirlpool Corp.	Morgan Stanley	Pay	EFFR + 0.25% = 5.06%	Termination	05/08/2029	(69,550)	(3,347)
Williams Cos., Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.06%	Termination	11/07/2028	(149,823)	(26,960)
Williams Cos., Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.06%	Termination	05/08/2029	(187,576)	(22,235)
Wingstop, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(16,643)	371
Wolfspeed, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.22%	Termination	11/07/2028	(5,587)	13,836
Xcel Energy, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.06%	Termination	11/07/2028	(140,656)	(24,421)
Xcel Energy, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.06%	Termination	05/08/2029	(48,714)	(7,079)
Zscaler, Inc.	Morgan Stanley	Pay	EFFR + 0.25% = 5.08%	Termination	05/08/2029	(157,094)	(9,361)
Total Unrealized Appreciation (Depreciation)							$(351,933)

There are no upfront payments or receipts associated with total return swaps in the Fund as of September 30, 2024.

EFFR - Effective Federal Funds Rate

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	Gotham ETFs

September 30, 2024

	Gotham Enhanced 500 ETF	Gotham 1000 Value ETF	Gotham Short Strategies ETF
ASSETS:
Investments, at value (Note 2)	$504,807,658	$181,939,283	$10,867,838
Receivable for investments sold	2,600,462	238,823	160,485
Dividends receivable	312,488	133,480	5,040
Security lending income receivable (Note 6)	1,459	15,089	—
Interest receivable	2,724	—	1,603
Receivable for swap contracts	—	—	725,638
Cash	—	—	1,473,861
Foreign currency, at value	—	—	86
Total assets	507,724,791	182,326,675	13,234,551

LIABILITIES:
Payable upon return of securities loaned (Note 6)	13,342,840	17,126,267	—
Payable for investments purchased	2,711,419	353,886	255,024
Payable to adviser (Note 5)	186,676	66,827	13,511
Payable to custodian	—	10,685	—
Payable for swap contacts	—	—	1,077,571
Interest payable	—	420	—
Other liabilities	—	—	54
Total liabilities	16,240,935	17,558,085	1,346,160
NET ASSETS	$491,483,856	$164,768,590	$11,888,391

NET ASSETS CONSISTS OF:
Paid-in capital	$418,047,484	$142,175,890	$27,540,404
Total distributable earnings/(accumulated losses)	73,436,372	22,592,700	(15,652,013)
Total net assets	$491,483,856	$164,768,590	$11,888,391

Net assets	$491,483,856	$164,768,590	$11,888,391
Shares issued and outstanding	15,575,000	6,650,000	1,417,414
Net asset value per share	$31.56	$24.78	$8.39

COST:
Investments, at cost	$419,250,168	$162,041,953	$10,297,455
Foreign currency, at cost	$—	$—	$85

LOANED SECURITIES:
at value (included in investments)	$12,988,432	$16,737,220	$—

The accompanying notes are an integral part of these financial statements.

Statements of Operations	Gotham ETFs

For the Year Ended September 30, 2024

	Gotham Enhanced 500 ETF	Gotham 1000 Value ETF	Gotham Short Strategies ETF(a)
INVESTMENT INCOME:
Dividend income	$6,130,186	$3,003,806	$205,275
Less: Dividend withholding taxes	(477)	(41,535)	(2,415)
Less: Issuance fees	(9)	(2)	—
Interest income	22,757	8,131	34,577
Swap accretion and amortization	—	—	113,212
Securities lending income	23,362	179,303	—
Total investment income	6,175,819	3,149,703	350,649

EXPENSES:
Investment advisory fee (Note 5)	2,535,416	1,011,971	209,741
Dividends expenses	—	—	24,527
Fund administration and accounting fees	—	—	3,506
Federal and state registration fees	—	—	2,377
Reports to shareholders	—	—	2,322
Legal fees	—	—	2,125
Audit fees	—	—	1,901
Transfer agent fees	—	—	1,568
Interest expense	—	—	1,146
Custodian fees	—	—	476
Trustees’ fees	—	—	163
Compliance fees	—	—	19
Other expenses and fees	—	—	1,238
Total expenses	2,535,416	1,011,971	251,109
Expense reimbursement by Adviser	(585,096)	(233,532)	(15,695)
Net expenses	1,950,320	778,439	235,414
NET INVESTMENT INCOME	4,225,499	2,371,264	115,235

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain from:
Investments	31,236,269	15,923,782	3,749,140
Forward currency contracts	—	—	(1)
Swap contracts	—	—	(2,744,090)
Foreign currency translation	—	(32)	140
Net realized gain	31,236,269	15,923,750	1,005,189
Net change in unrealized appreciation/(depreciation) on:
Investments	79,902,044	16,676,930	1,038,126
Swap contracts	—	—	(2,360,730)
Foreign currency translation	—	32	9
Net change in unrealized appreciation/(depreciation)	79,902,044	16,676,962	(1,322,595)
Net realized and unrealized gain/(loss)	111,138,313	32,600,712	(317,406)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$115,363,812	$34,971,976	$(202,171)

(a)	The Fund reorganized into Tidal ETF Trust on November 6, 2023. The Fund converted from a Mutual Fund to an ETF upon reorganization. See Note 3 in the Notes to Financial Statements for additional information about the reorganization.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Gotham ETFs

	Gotham Enhanced 500 ETF
	Year ended September 30, 2024	Year ended September 30, 2023
OPERATIONS:
Net investment income	$4,225,499	$3,797,835
Net realized gain	31,236,269	1,696,811
Net change in unrealized appreciation	79,902,044	49,766,835
Net increase in net assets from operations	115,363,812	55,261,481

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(3,836,259)	(3,481,219)
Total distributions to shareholders	(3,836,259)	(3,481,219)

CAPITAL TRANSACTIONS:
Subscriptions	187,238,243	33,201,310
Redemptions	(100,773,273)	(53,755,310)
ETF transaction fees (Note 9)	1,158	13
Net increase (decrease) in net assets from capital transactions	86,466,128	(20,553,987)

NET INCREASE IN NET ASSETS	197,993,681	31,226,275

NET ASSETS:
Beginning of the year	293,490,175	262,263,900
End of the year	$491,483,856	$293,490,175

SHARES TRANSACTIONS
Subscriptions	6,700,000	1,400,000
Redemptions	(3,500,000)	(2,350,000)
Total increase/(decrease) in shares outstanding	3,200,000	(950,000)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Gotham ETFs

	Gotham 1000 Value ETF
	Year ended September 30, 2024	Year ended September 30, 2023
OPERATIONS:
Net investment income	$2,371,264	$1,989,766
Net realized gain	15,923,750	2,212,107
Net change in unrealized appreciation	16,676,962	6,866,544
Net increase in net assets from operations	34,971,976	11,068,417

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(2,397,237)	(432,542)
Total distributions to shareholders	(2,397,237)	(432,542)

CAPITAL TRANSACTIONS:
Subscriptions	57,140,840	111,175,695
Redemptions	(61,299,990)	(18,826,760)
ETF transaction fees (Note 9)	—	—
Net increase (decrease) in net assets from capital transactions	(4,159,150)	92,348,935

NET INCREASE IN NET ASSETS	28,415,589	102,984,810

NET ASSETS:
Beginning of the year	136,353,001	33,368,191
End of the year	$164,768,590	$136,353,001

SHARES TRANSACTIONS
Subscriptions	2,550,000	5,750,000
Redemptions	(2,700,000)	(950,000)
Total increase/(decrease) in shares outstanding	(150,000)	4,800,000

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Gotham ETFs

	Gotham Short Strategies ETF
	Year ended September 30, 2024(a)	Year ended September 30, 2023
OPERATIONS:
Net investment income	$115,235	$11,088
Net realized gain/(loss)	1,005,189	(1,802,059)
Net change in unrealized depreciation	(1,322,595)	(224,677)
Net decrease in net assets from operations	(202,171)	(2,015,648)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(46,249)	—
Total distributions to shareholders	(46,249)	—

CAPITAL TRANSACTIONS:
Subscriptions	6,493,298	27,711,384
Redemptions	(13,481,644)	(25,317,259)
Redemption fees	—	7,497
Net increase (decrease) in net assets from capital transactions	(6,988,346)	2,401,622

NET INCREASE (DECREASE) IN NET ASSETS	(7,236,766)	385,974

NET ASSETS:
Beginning of the year	19,125,157	18,739,183
End of the year	$11,888,391	$19,125,157

SHARES TRANSACTIONS
Subscriptions	780,773	3,327,047
Redemptions	(1,666,932)	(3,100,145)
Total increase/(decrease) in shares outstanding	(886,159)	226,902

(a)	The Fund reorganized into Tidal ETF Trust on November 6, 2023. The Fund converted from a Mutual Fund to an ETF upon reorganization. See Note 3 in the Notes to Financial Statements for additional information about the reorganization.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Gotham Enhanced 500 ETF

For a share outstanding throughout the periods presented

	Year ended September 30,			Period ended September 30,
	2024	2023	2022	2021(a)
PER SHARE DATA:

Net asset value, beginning of year/period	$23.72	$19.68	$23.10	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.30	0.30	0.28	0.19
Net realized and unrealized gain (loss) on investments(c)	7.82	4.00	(3.64)	2.91
Total from investment operations	8.12	4.30	(3.36)	3.10

LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	(0.26)	(0.06)	—
Total distributions	(0.28)	(0.26)	(0.06)	—

ETF transaction fees per share	0.00 (d)	—	—	—
Net asset value, end of year/period	$31.56	$23.72	$19.68	$23.10

TOTAL RETURN(e)	34.47%	22.01%	-14.62%	15.53%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year/period (in thousands)	$491,484	$293,490	$262,264	$87,799
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.65%	0.65%	0.65%	0.65%
After expense reimbursement/recoupment(f)	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets(f)	1.08%	1.17%	1.05%	0.92%
Portfolio turnover rate(e)(g)	144%	134%	59%	36%

(a)	Inception date of the Fund was December 28, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Gotham 1000 Value ETF

For a share outstanding throughout the periods presented

	Year ended September 30,		Period ended September 30,
	2024	2023	2022(a)
PER SHARE DATA:

Net asset value, beginning of year/period	$20.05	$16.68	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.34	0.35	0.13
Net realized and unrealized gain (loss) on investments(c)	4.74	3.20	(3.45)
Total from investment operations	5.08	3.55	(3.32)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)	(0.18)	—
Total distributions	(0.35)	(0.18)	—

Net asset value, end of year/period	$24.78	$20.05	$16.68

TOTAL RETURN(d)	25.56%	21.37%	-16.58%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year/period (in thousands)	$164,769	$136,353	$33,368
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.65%	0.65%	0.65%
After expense reimbursement/recoupment(e)	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets(e)	1.52%	1.78%	2.22%
Portfolio turnover rate(d)(f)	199%	155%	52%

(a)	Inception date of the Fund was June 7, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Gotham Short Strategies ETF

For a share outstanding throughout the periods presented

	Year ended September 30,
	2024(a)		2023	2022	2021		2020
PER SHARE DATA:

Net asset value, beginning of year	$8.30		$9.02	$5.90	$7.42		$8.78

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.06		0.00 (c)	0.01	(0.02)		0.01
Net realized and unrealized gain (loss) on investments(d)	0.05		(0.72)	3.22	(1.50)		(1.35)
Total from investment operations	0.11		(0.72)	3.23	(1.52)		(1.34)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)		—	(0.12)	(0.00	)(e)	(0.02)
Return of capital	—		—	—	—		(0.00	)(e)
Total distributions	(0.02)		—	(0.12)	(0.00	)(e)	(0.02)

Redemption fee per share	—		0.00 (c)	0.01	0.00	(c)	0.00	(c)
Net asset value, end of year	$8.39		$8.30	$9.02	$5.90		$7.42

TOTAL RETURN	1.29%		-7.98%	55.96%	-20.47%		-15.27%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$11,888		$19,125	$18,739	$1,520		$37,619
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	1.61	%(h)	2.23%	3.52%	2.92%		1.88%
After expense reimbursement/recoupment(f)	1.51	%(h)	1.35%	1.35%	1.35%		1.35%
Ratio of net investment income (loss) to average net assets(f)	0.74	%(i)	0.05%	0.09%	(0.25)%		0.12%
Portfolio turnover rate(g)	538%		670%	717%	459%		692%

(a)	The Fund reorganized into Tidal ETF Trust on November 6, 2023. The Fund converted from a mutual fund to an ETF upon reorganization. See Note 3 in the Notes to Financial Statements for additional information about the reorganization.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)	Amount is less than $0.005 per share.
(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.
(e)	Amount is less than $(0.005) per share.
(f)	During the periods, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	The ratio of expenses to average net assets includes dividends and broker interest on swap agreements. The expense ratio excluding dividends and broker interest on swap agreements before and after management fees waived were 1.45% and 1.35%, respectively.
(i)	The ratio of net investment income (loss) to average net assets includes dividends and broker interest on swap agreements.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements	Gotham ETFs

September 30, 2024

NOTE 1 – ORGANIZATION

The Gotham Enhanced 500 ETF, Gotham 1000 Value ETF, and Gotham Short Strategies ETF are each diversified series of shares (each, a “Fund,” and collectively, the “Funds”) of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Gotham Asset Management, LLC (“Gotham” or the “Sub-Adviser”) serves as investment sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.”

The Gotham Enhanced 500 ETF commenced operations on December 28, 2020, the Gotham 1000 Value ETF commenced operations on June 7, 2022, and the Gotham Short Strategies ETF commenced operations on January 31, 2008.

The investment objective of each of the Gotham Enhanced 500 ETF and the Gotham 1000 Value ETF is to seek long-term capital appreciation. The investment objective of the Gotham Short Strategies ETF is to seek long-term capital appreciation and to provide positive returns in down markets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.          Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Swap contracts, such as credit default swaps, total return swaps, interest rate swaps, currency swaps and swaptions, are priced by an approved independent pricing service. The independent pricing service includes observable market data inputs in an evaluated valuation methodology.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Notes to the Financial Statements	Gotham ETFs

September 30, 2024

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2024:

Gotham Enhanced 500 ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$487,310,637	$—	$—	$487,310,637
Real Estate Investment Trusts	3,487,879	—	—	3,487,879
Investments Purchased with Collateral from Securities Lending(a)	—	—	—	13,342,840
Money Market Funds	666,302	—	—	666,302
Total Investments	$491,464,818	$—	$—	$504,807,658

Gotham 1000 Value ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$164,501,262	$—	$—	$164,501,262
Real Estate Investment Trusts	143,698	—	—	143,698
Investments Purchased with Collateral from Securities Lending(a)	—	—	—	17,126,267
Money Market Funds	168,056	—	—	168,056
Total Investments	$164,813,016	$—	$—	$181,939,283

Gotham Short Strategies ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$10,335,756	$—	$—	$10,335,756
Money Market Funds	532,082	—	—	532,082
Total Investments	$10,867,838	$—	$—	$10,867,838

Other Financial Instruments(b):
Total Return Swaps	725,638	—	—	725,638
Total Other Financial Instruments	$725,638	$—	$—	$725,638

Liabilities:
Other Financial Instruments(b):
Total Return Swaps	(1,077,571)	—	—	(1,077,571)
Total Other Financial Instruments	$(1,077,571)	$—	$—	$(1,077,571)

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

(b)	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of September 30, 2024.

Notes to the Financial Statements	Gotham ETFs

September 30, 2024

B.       Derivative Instruments. Total Return Swaps are a swap agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. The Gotham Short Strategies ETF will generally enter into swap agreements on a net basis, which means the two payment streams that are to be made by the Fund and its counterparty with respect to a particular swap agreement are netted out, with the Fund receiving or paying, as the case may be, only the net difference in the two payments. The Fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The Fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the Fund). If the swap agreement does not provide for that type of netting, the full amount of the Fund’s obligations will be accrued on a daily basis.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The following tables show the effects of derivative instruments on the Gotham Short Strategies ETF’s financial statements.

For the year ended September 30, 2024, each Funds’ monthly average quantity and notional value are described below:

		Average	Average
		Contracts	Notional Amount
SHRT ETF	Total Return Swaps Purchased	19,649,566	$1,303,216
SHRT ETF	Total Return Swaps Written	(1,673,994)	(19,439,542)

The effect of derivative instruments on the Statements of Assets and Liabilities as of September 30, 2024:

	Asset Derivatives as of September 30, 2024		Liability Derivatives as of September 30, 2024
Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Total Return Swaps	Appreciation on swap agreements	$725,638	Depreciation on swap agreements	$1,077,571

Notes to the Financial Statements	Gotham ETFs

September 30, 2024

The effect of derivative instruments on the Statements of Operations for the year ended September 30, 2024:

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Total Return Swaps	Realized and Unrealized Gain (Loss) on Swaps	$(2,744,090)	$(2,360,730)

C.      Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the fund’s fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board of Trustees, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of September 30, 2024, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. Each Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.     Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable but will reduce each shareholder’s cost basis in a Fund and result in a higher capital gain or lower capital loss when the shares of a Fund on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and, in general, distribute annually 90% or more of its taxable income (other than net capital gains) to shareholders.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Notes to the Financial Statements	Gotham ETFs

September 30, 2024

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.       Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.       Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.       Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. Each Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.      Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

I.        Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.        Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of each Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If any Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of that Fund’s net assets, that Fund will take such steps as set forth in the Program.

K.       Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Gotham Short Strategies ETF has implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

L.       Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. These differences are primarily due to adjustments for redemptions in-kind. For the period ended September 30, 2024, the following table shows the reclassifications made.

	Paid-In Capital	Total Distributable Earnings/(Accumulated Losses)

Gotham 500 Enhanced ETF	$23,099,550	$(23,099,550)

Gotham 1000 Value ETF	$12,176,298	$(12,176,298)

Gotham Short Strategies ETF	$15,724	$(15,724)

Notes to the Financial Statements	Gotham ETFs

September 30, 2024

The Funds may realize net capital gains resulting from in-kind redemptions, in which shareholders exchange Fund shares for securities held by the Funds rather than for cash. Because such losses are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated gains to paid-in capital. During the year ended September 30, 2024, the Gotham 500 Enhanced ETF, Gotham 1000 Value ETF, and Gotham Short Strategies ETF realized $23,099,157, $10,701,447, and ($15,724), respectively, in net capital gains resulting from in-kind redemptions.

NOTE 3 – REORGANIZATIONAL APPROVAL

On October 13, 2023, shareholders of the Gotham Short Strategies Fund (the “Predecessor Fund”) approved an Agreement and Plan of Reorganization (the “Agreement and Plan of Reorganization”) between the Trust, on behalf of the Gotham Short Strategies ETF, and FundVantage Trust, a Delaware statutory trust, on behalf of the Predecessor Fund. The Agreement and Plan of Reorganization provided for the transfer of all of the assets of the Predecessor Fund to the Gotham Short Strategies ETF and the assumption of the liabilities (other than any excluded liabilities) of the Predecessor Fund by the Gotham Short Strategies ETF. For financial reporting purposes, assets received and shares issued by the Gotham Short Strategies ETF were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Gotham Short Strategies ETF realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Gotham Short Strategies ETF was created to carry out the reorganization and has substantially similar investment objectives and substantially similar principal investment strategies as the Predecessor Fund. The reorganization was effective after the close of business on November 3, 2023.

The following table illustrates the specifics of the reorganization of the Predecessor Fund into the Gotham Short Strategies ETF:

Predecessor Fund Net Assets	Shares Issued to Shareholders of Predecessor Fund	Fund Net Assets	Combined Net Assets(3)	Tax Status of Transfer
$19,230,150	2,317,414	$19,230,150	$19,230,150	Non-taxable

(3)Includes accumulated net investment income, accumulated realized losses and unrealized appreciation in the amounts of $740,053, $(17,478,625), and $670,218, respectively.

NOTE 4 – PRINCIPAL INVESTMENT RISKS

A.          Counterparty Risk (Gotham Short Strategies ETF Only). Swaps and certain other derivative contracts entered into by the Fund involve exposure to counterparty credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

B.          Database Error Risk. The investment strategies used by the Sub-Adviser, rely on proprietary databases and third-party data sources. Data entries made by the Sub-Adviser’s team of financial analysts or third parties may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Funds acquiring or selling investments based on incorrect information.

Notes to the Financial Statements	Gotham ETFs

September 30, 2024

C.           Derivatives Risk (Gotham Short Strategies ETF Only). The Fund obtains portfolio exposure through the use of swap(s) referenced to a basket of short and/or long equity security positions selected by the Sub-Adviser. In general, with a derivative, the Fund will be exposed to additional risks that are separate from those associated with short sales. In general, a derivative contract such as a swap typically involves leverage (i.e., it provides exposure to potential gain or loss from a change in the market price of a security or group of securities in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract). Swap agreements can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of swap agreements depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with swap agreements that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. Any swap will be based on a notional amount agreed upon by the Sub-Adviser and a counterparty. The Sub-Adviser will retain the ability to adjust the notional exposure of the swap at its discretion, as well as the composition of the reference short securities basket. Generally, the fees and expenses of a swap are based on the notional value of the swap. The value of the swap typically includes a deduction for fees of the counterparty as well as costs typically associated with short sales of securities, such as dividend and interests expenses. As a result, the Fund’s return from such instrument will be net of such costs and expenses and any such costs and expenses will reduce the Fund’s return on the swap. A small position in swap agreements could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in swap agreements or any other derivative.

D.	Exchanged Traded Fund (“ETF”) Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk (Gotham Short Strategies ETF Only). The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., swap agreements that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Gotham Short Strategies ETF may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

●	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Notes to the Financial Statements	Gotham ETFs

September 30, 2024

E.          Equity Market Risk. The equity securities held in each Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest. Common stocks, such as those held by the Funds, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in each Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors. Factors that could impact the market value of an equity security include a company’s business performance, investor perceptions, stock market trends and general economic conditions.

F.          General Market Risk. Securities markets and individual securities may increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Funds invest. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility”, and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Funds invest may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

G.          High Portfolio Turnover Risk. The Funds may actively and frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase each Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Funds due to an increase in short-term capital gains.

H.          Large-Capitalization Investing Risk The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

I.           Leverage Risk (Gotham Short Strategies ETF Only). The Fund utilizes leverage in its investment program. The use of leverage allows the Fund to make additional investments, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. However, leverage also magnifies the volatility of changes in the value of the Fund’s portfolio. The effect of the use of leverage by the Fund in a market that moves adversely to its investments could result in substantial losses to the Fund, which would be greater than if the Fund were not leveraged.

J.           Liquidity Risk (Gotham Short Strategies ETF Only). The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

K.          Mid-Capitalization Investing Risk (Gotham 1000 Value ETF and Gotham Short Strategies ETF Only). The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

L.          Management Risk. The Funds are actively-managed and may not meet their investment objectives based on the Sub-Adviser’s success or failure to implement investment strategies for the Funds.

M.         Newer Fund Risk (Gotham 1000 Value ETF). The Fund is newer with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions.

N.          OTC Trading Risk (Gotham Short Strategies ETF Only). Certain of the derivatives in which the Fund invests may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

O.         Short Sale Risk (Gotham Short Strategies ETF Only). Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. Government actions also may affect the Fund’s ability to engage in short selling. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses (sometimes referred to as the “negative cost of carry”) negatively impact the performance of the Fund since these expenses tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell long positions earlier than it had expected.

Notes to the Financial Statements	Gotham ETFs

September 30, 2024

P.          Small-Cap Securities Risk (Gotham Short Strategies ETF Only). In addition to large-cap securities, the Fund also invests in small companies. Investments in small companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short-term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Q.          Systems Risk. The Funds depend on the Sub-Adviser to develop and implement appropriate systems to provide sub-advisory services. The Sub-Adviser relies extensively on computer programs and systems to implement and monitor each Fund’s investment strategy. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programming (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Funds.

R.          Value Style Risk. The Sub-Adviser intends to buy securities, on behalf of the Funds, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Sub-Adviser believes are their full market values, either because the market fails to recognize what the Sub-Adviser considers to be the companies’ true business values or because the Sub-Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods. Conversely, the Fund shorts securities the Sub-Adviser believes are overvalued. This presents the risk that a stock’s value may not decrease to what the Sub-Adviser believes is its true market value because the market fails to recognize what the Sub-Adviser considers to be the company’s value, because the Sub-Adviser misjudges that value or because the Sub-Adviser is required to purchase the security before its investment thesis could be realized.

NOTE 5 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to direction and oversight of the Board. The Adviser provides oversight of the Sub-Adviser (defined below) and review of the Sub-Adviser’s performance. The Adviser is also responsible for trading portfolio securities for the Gotham Enhanced 500 ETF and the Gotham 1000 Value ETF, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. With respect to the Gotham Short Strategies ETF, the Adviser is responsible for any trading of portfolio securities that may be required in connection with the issuance or redemption of Creation Units for the Fund, including selecting broker-dealers to execute purchase and sale transactions. The Adviser has, however, delegated trading authority in connection with the day-to-day management of the Gotham Short Strategies ETF’s portfolio to the Sub-Adviser, including selecting broker-dealers to execute purchase and sale transactions.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Funds as follows:

Fund	Investment Advisory Fee	Investment Advisory Fee After Waiver
Gotham Enhanced 500 ETF	0.65%	0.50%
Gotham 1000 Value ETF	0.65%	0.50%
Gotham Short Strategies ETF	1.35%	N/A*

*	Prior to reorganizing into the Gotham Short Strategies ETF, the Predecessor Fund waived expenses to an expense cap of 1.35% of average daily net assets during the period October 1, 2023 through November 3, 2023.

Notes to the Financial Statements	Gotham ETFs

September 30, 2024

The Adviser has contractually agreed to a reduced Investment Advisory Fee for the Gotham Enhanced 500 ETF and the Gotham 1000 Value ETF to 0.50% until at least January 31, 2025 (the “Fee Waiver Agreements”). The Fee Waiver Agreements may be terminated only by, or with the consent of, the Board. Any waived Investment Advisory Fees are not able to be recouped by the Adviser under the Fee Waiver Agreements.

Out of each Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”).The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the year ended September 30, 2024 are disclosed in the Statements of Operations.

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to each Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for responsible for the day-to-day management of the Gotham Enhanced 500 ETF and Gotham 1000 Value ETF portfolios, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Adviser may retain responsibility for trading portfolio securities for the Gotham Short Strategies ETF or may delegate such authority to the Sub-Adviser. The Sub-Adviser currently exercises trading authority in connection with the day-to-day management of the Gotham Short Strategies ETF portfolio, including selecting broker-dealers to execute purchase and sale transactions; however, trading authority related to the issuance or redemption of creation units is currently being exercised by the Adviser. If the Adviser determines to retain trading authority, the Sub-Adviser will no longer trade the Gotham Short Strategies ETF’s portfolio securities. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.50% of average daily net assets for the Gotham Enhanced 500 ETF and Gotham 1000 Value ETF and 1.20% of average daily net assets for the Gotham Short Strategies ETF.

Under the Sub-Advisory Agreement, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Funds except for the sub-advisory fee payable to the Sub-Adviser and Excluded Expenses. Such expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser. For assuming the payment obligations for the Funds, the Adviser has agreed to pay the Sub-Adviser the profits, if any, generated by each Fund’s Investment Advisory Fee, less a contractual fee retained by the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian. The Custodian acts as the securities lending agent for the Gotham Enhanced 500 ETF and the Gotham 1000 Value ETF.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

For the period October 1, 2023 through November 3, 2023, the investment adviser, fund administrator and custodian, transfer agent, and principal underwriter were Gotham Asset Management, LLC, The Bank of New York Mellon, BNY Mellon Investment Servicing (US) Inc., and Foreside Funds Distributors LLC, respectively, for the Predecessor Fund.

Notes to the Financial Statements	Gotham ETFs

September 30, 2024

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 6 – SECURITIES LENDING

The Gotham Enhanced 500 ETF and Gotham 1000 Value ETF may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Gotham Enhanced 500 ETF and Gotham 1000 Value ETF. The Gotham Enhanced 500 ETF and Gotham 1000 Value ETF receive compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Gotham Enhanced 500 ETF and Gotham 1000 Value ETF continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of each Fund. The Gotham Enhanced 500 ETF and Gotham 1000 Value ETF have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand. The Gotham Short Strategies ETF does not currently participate in securities lending.

As of September 30, 2024, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

Fund	Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
Gotham Enhanced 500 ETF	$12,988,432	$13,342,840	2.6%
Gotham 1000 Value ETF	16,737,220	17,126,267	10.2%

As of September 30, 2024, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.

During the year ended September 30, 2024, the Funds loaned securities that were collateralized by cash. The cash collateral received was invested in in the Mount Vernon Liquid Assets Portfolio, LLC as listed in each Fund’s Schedules of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations.

The Funds are not subject to a master netting agreement with respect to Funds’ participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

NOTE 7 – PURCHASE AND SALES OF SECURITIES

For the year ended September 30, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
Gotham Enhanced 500 ETF	$567,800,970	$556,041,333
Gotham 1000 Value ETF	334,928,573	308,086,323
Gotham Short Strategies ETF	72,602,232	81,868,002

For the year ended September 30, 2024, there were no purchases or sales of long-term U.S. government securities.

For the year ended September 30, 2024, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
Gotham Enhanced 500 ETF	$170,851,925	$95,860,640
Gotham 1000 Value ETF	28,721,700	59,709,576
Gotham Short Strategies ETF	—	510,019

Notes to the Financial Statements	Gotham ETFs

September 30, 2024

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended September 30, 2024 and September 30, 2023 were as follows:

Fund	Distributions paid from:	September 30, 2024	September 30, 2023
Gotham Enhanced 500 ETF	Ordinary income	$3,836,259	$3,481,219
Gotham 1000 Value ETF	Ordinary income	2,397,237	429,999
Gotham 1000 Value ETF	Capital Gains	—	2,543
Gotham Short Strategies ETF	Ordinary income	46,249	—

As September 30, 2024, the components of the distributable earnings/(accumulated losses) on a tax basis were as follows:

	Gotham Enhanced 500 ETF	Gotham 1000 Value ETF	Gotham Short Strategies ETF
Investments, at cost (1)	$429,645,800	$164,481,239	$10,481,662
Gross tax unrealized appreciation	90,366,227	21,361,119	1,959,485
Gross tax unrealized depreciation	(15,204,369)	(3,903,075)	(1,925,156)
Net tax unrealized appreciation (depreciation)	75,161,858	17,458,044	34,329
Undistributed ordinary income (loss)	3,148,493	3,553,968	80,186
Undistributed long-term capital gain (loss)	—	1,580,652	—
Total distributable earnings(accumulated losses)	3,148,493	5,134,620	80,186
Other accumulated gain (loss)	(4,873,979)	36	(15,766,528)
Total distributable earnings(accumulated losses)	$73,436,372	$22,592,700	$(15,652,013)

(1) The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of September 30, 2024, the Funds have not elected to defer any post-October or late year losses. As of September 30, 2024, the Gotham Enhanced 500 ETF had long-term capital loss carryovers of $(4,873,979) and the Gotham Short Strategies ETF had short-term capital loss carryovers of $(15,758,662), which do not expire.

NOTE 9 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Notes to the Financial Statements	Gotham ETFs

September 30, 2024

The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 10 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rates, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, and significant conflict between Israel and Hamas in the Middle East. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be disclosed in the Funds’ financial statements.

Report of Independent Registered Public Accounting Firm	Gotham ETFs

September 30, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of

Gotham Enhanced 500 ETF, Gotham 1000 Value ETF,

Gotham Short Strategies ETF and

The Board of Trustees of

Tidal ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Gotham Enhanced 500 ETF, Gotham 1000 Value ETF and Gotham Short Strategies ETF (collectively the “Funds”), each a series of Tidal ETF Trust (the “Trust”), including the schedules of investments, as of September 30, 2024, the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2024, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting Tidal ETF Trust	Statement Of Operations	Statements Of Changes In Net Assets	Financial Highlights
Gotham Enhanced 500 ETF	For the year ended September 30, 2024	For each of the two years ended September 30, 2024	For each of the three years ended September 30, 2024 and for the period December 28, 2020 (commencement of operations) to September 30, 2021

Gotham 1000 Value ETF	For the year ended September 30, 2024	For each of the two years ended September 30, 2024	For each of the two years ended September 30, 2024 and for the period June 7, 2022 (commencement of operations) to September 30, 2022

Gotham Short Strategies ETF	For the year ended September 30, 2024	For the year ended September 30, 2024	For the year ended September 30, 2024

The statements of changes in net assets for the year ended September 30, 2023 and the financial highlights for each of the four years ended September 30, 2023 for Gotham Short Strategies ETF were audited by other auditors, whose report dated November 29, 2023 expressed an unqualified opinion on such financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2018.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Report of Independent Registered Public Accounting Firm	Gotham ETFs

September 30, 2024

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian and brokers or through other appropriate auditing procedures when replies from brokers were unable to be obtained. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

November 27, 2024

Other Non-Audited Information	Gotham ETFs

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the year ended September 30, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Gotham Enhanced 500 ETF	100.00%
Gotham 1000 Value ETF	92.31%
Gotham Short Strategies ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended September 30, 2024, was as follows:

Gotham Enhanced 500 ETF	100.00%
Gotham 1000 Value ETF	91.28%
Gotham Short Strategies ETF	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the year ended September 30, 2024, was as follows:

Gotham Enhanced 500 ETF	0.00%
Gotham 1000 Value ETF	0.00%
Gotham Short Strategies ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

On November 3, 2023, the Gotham Short Strategies Fund (the “Predecessor Fund”) was reorganized into the Fund. In connection with this reorganization, the Tidal ETF Trust Audit Committee approved the decision to appoint Tait, Weller & Baker LLP (“Tait”) as the Fund's independent registered public accounting firm. Subsequent to the reorganization, on November 6, 2023 PricewaterhouseCoopers LLP (“PwC”) was dismissed as the independent registered public accounting firm to the Predecessor Fund.

The financial information shown in the annual financials and other information is that of the Predecessor Fund prior to the Reorganization. The financial information for the fiscal periods ended September 30, 2023 and September 30, 2022 has been audited by PwC, the independent registered public accounting firm for the Predecessor Fund during such period, whose report, along with the Predecessor Fund's financial statements, are included in the Predecessor Fund's annual report.

During the Predecessor Fund's fiscal periods ended September 30, 2023 and September 30, 2022 and the subsequent interim period through November 6, 2023: (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Fund requested that PwC furnish it with a letter addressed to the Securities and Exchange Commission stating whether PwC agrees with the statements contained above. A copy of the letter from PwC to the Securities and Exchange Commission is filed as an exhibit hereto.

During the Predecessor Fund's fiscal periods ended September 30, 2023 and September 30, 2022 and the subsequent interim period through November 6, 2023, neither the Predecessor Fund, the Fund nor anyone on the behalf of either has consulted Tait on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

4

Item 9. Proxy Disclosure for Open-End Investment Companies.

A Special Meeting of Shareholders of the Predecessor Fund, a series of FundVantage Trust, was held on October 13, 2023. The purpose of the meeting was to approve (1) an Agreement and Plan of Reorganization pursuant to which the assets and the liabilities of the Predecessor Fund will be acquired and assumed, respectively, by the Gotham Short Strategies ETF, a newly-created series of Tidal ETF Trust, in exchange solely for shares of the Gotham Short Strategies ETF, and (2) any adjournments of the meeting from time to time to solicit additional proxies if there are insufficient votes at the time of the meeting to constitute a quorum of to approve proposal 1.

At the meeting, the proposal was passed. No other business was transacted at the meeting with respect to the Predecessor Fund.

The results of the voting at the meeting are as follows:

1.To approve an Agreement and Plan of Reorganization into Tidal ETF Trust:

For	% Voted For	% For of Outstanding Shares
1,393,423	100.00%	54.36%
Against	% Voted Against	% Against of Outstanding Shares
0	0.00%	0.00%
Abstain	% Voted Abstain	% Abstain of Outstanding Shares
0	0.00%	0.00%

2.To approve any adjournments of the meeting from time to time:

For	% Voted For	% For of Outstanding Shares
1,393,423	100.00%	54.36%
Against	% Voted Against	% Against of Outstanding Shares
0	0.00%	0.00%
Abstain	% Voted Abstain	% Abstain of Outstanding Shares
0	0.00%	0.00%

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

5

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met at a meeting held on April 3, 2024 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of Gotham 1000 Value ETF (the “Fund”), a series of the Trust, and Tidal Investments LLC, the Fund’s investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund, including trade execution and recommendations with respect to the hiring, termination, or replacement of sub - advisers to the Fund. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who each serve as a portfolio manager to the Fund, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that employed by the Fund.

The Board also considered other services provided to the Fund, such as monitoring adherence to the Fund’s investment strategy and restrictions, oversight of Gotham Asset Management, LLC (“Gotham” or the “Sub-Adviser”), the Fund’s sub-adviser, and other service providers to the Fund, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed ETF. The Board noted that the Adviser is responsible for trade execution for the Fund and the Sub-Adviser is responsible for portfolio investment decisions for the Fund, subject to the supervision of the Adviser.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adviser’s compliance program, were satisfactory.

6

2.	Investment Performance of the Fund and the Adviser. The Board considered the investment performance of the Fund and the Adviser. The Board also considered the Fund’s performance against its benchmark index and select peer groups. The Board also considered that because the portfolio investment decision-making for the Fund is performed by the Sub-Adviser, the Fund’s performance is not the direct result of investment decisions made by the Adviser.

The Board considered the performance of the Fund on an absolute basis, in comparison to its primary benchmark index (the Russell 1000 Value Total Return Index) and in comparison to a secondary benchmark index (the Russell 1000 Total Return Index). The Board also considered comparative information prepared by the Adviser, in partnership with AltaVista Research, LLC, a third-party ETF research firm, comparing the Fund to a peer group of ETFs within the Fund’s designated Morningstar category (a peer group of U.S. mid-cap value funds) (the “GVLU Peer Group”), as well as a peer group of ETFs representing a subset of the GVLU Peer Group based on select criteria (the “GVLU Select Peer Group”). The Board noted that the Fund outperformed the Russell 1000 Value Total Return Index over the one-year and since inception periods ended December 31, 2023. The Board also noted that the Fund underperformed the Russell 1000 Total Return Index over the one-year and since-inception periods ended December 31, 2023. The Board considered that the Fund outperformed the GVLU Peer Group median and average over the one- year period ended February 29, 2024. The Board also noted that the Fund ranked seventh out of nineteen funds in the GVLU Peer Group over the one-year period ended February 29, 2024.

After considering all of the information, the Board concluded that the performance of the Fund was satisfactory under current market conditions and that the Adviser has the necessary expertise and resources in providing investment advisory services in accordance with the Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.	Cost of Services Provided and Profits Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser continues to be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fees and resources, subject to the Sub - Adviser’s contractual agreement to assume such obligation in exchange for the profits, if any, generated by the Fund’s unitary fee. The Board also noted that the Adviser has contractually agreed to an advisory fee waiver that reduces the Fund’s unitary fee from 0.65% to 0.50% of the Fund’s average daily net assets through at least January 31, 2025. The Board considered that the Fund’s advisory fee of 0.65% was above the GVLU Peer Group average of 0.50% and below the GVLU Select Peer Group Average of 0.86%. The Board also considered that the Fund’s net expense ratio of 0.50% was below the GVLU Peer Group and GVLU Select Peer Group averages of 0.54% and 0.86%, respectively.

7

The Board concluded that the Fund’s expense ratio and the advisory fee were fair and reasonable in light of the comparative performance, advisory fee and expense information and the investment management services provided to the Fund by the Adviser given the nature of the Fund’s investment strategy. The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with the Fund, and concluded that the fees had not been, and currently were not, excessive, and while the Fund was not yet profitable to the Adviser, the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business.

4. Extent of Economies of Scale as the Fund Grows. The Board compared the Fund’s expenses relative to its peer groups and discussed realized and potential economies of scale. The Board considered the potential economies of scale that the Fund might realize under the structure of the advisory fee. The Board noted that the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5. Benefits Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser provides to the Fund; and (c) the approval of the renewal of the Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders.

At the meeting held on April 3, 2024, the Board also considered the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the Fund, entered into between the Adviser and Gotham. Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Sub-Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and the Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including the due diligence response completed by the Sub-Adviser with respect to a specific request letter from outside legal counsel to the Trust and the Independent Trustees, the Sub-Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, biographical information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Sub-Advisory Agreement for an additional one-year term.

8

Discussion of Factors Considered

In considering the approval of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services to be Provided. The Board considered the nature, extent and quality of Gotham’s overall services provided to the Fund as well as its specific responsibilities in aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of Joel Greenblatt and Robert Goldstein who each serve as a portfolio manager for the Fund, as well as the responsibilities of other key personnel of Gotham involved in the day-to-day activities of the Fund. The Board reviewed the due diligence information provided by Gotham, including information regarding Gotham’s compliance program, its compliance personnel and compliance record, as well as Gotham’s cybersecurity program and business continuity plan. The Board noted that Gotham does not currently manage client accounts that utilize a strategy similar to the strategy employed by Fund, although Gotham does manage the strategy in a proprietary account.

The Board also considered other services provided to the Fund, such as monitoring adherence to the Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, monitoring the extent to which the Fund meets its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that Gotham is responsible for the Fund’s investment selection, subject to oversight by the Adviser.

The Board concluded that Gotham had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Gotham Sub-Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services provided to the Fund, as well as Gotham’s compliance program, were satisfactory.

2.	Investment Performance of the Fund and the Sub-Adviser. In considering Fund performance, the Board noted that Gotham is responsible for selecting investments for the Fund. Accordingly, the Board discussed the performance of the Fund on an absolute basis, in comparison to its primary benchmark index (the Russell 1000 Value Total Return Index), in comparison to a secondary benchmark index (the Russell 1000 Total Return Index) and in comparison to the GVLU Peer Group. The Board noted that the Fund outperformed the Russell 1000 Value Total Return Index over the one-year and since inception periods ended December 31, 2023. The Board also noted that the Fund underperformed the Russell 1000 Total Return Index over the one-year and since-inception periods ended December 31, 2023. The Board considered that the Fund outperformed the GVLU Peer Group median and average over the one-year period ended February 29, 2024. The Board also noted that the Fund ranked seventh out of nineteen funds in the GVLU Peer Group over the one-year period ended February 29, 2024.

After considering all of the information, the Board concluded that the performance of the Fund was satisfactory under current market conditions and that Gotham has the necessary expertise and resources in providing investment advisory services in accordance with the Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from Gotham’s continued management.

9

3.	Cost of Services to be Provided and Profits to be Realized by the Sub-Adviser. The Board considered the structure of the sub-advisory fees paid by the Adviser to Gotham under the Gotham Sub-Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub - advisory fees payable under the Gotham Sub-Advisory Agreement were reasonable in light of the services performed by Gotham. Since the sub-advisory fees are paid by the Adviser, the overall advisory fees paid by the Fund are not directly affected by the sub-advisory fees paid to Gotham. Consequently, the Board did not consider the cost of services provided by Gotham or profitability from its relationship with the Fund to be material factors for consideration given that Gotham is not affiliated with the Adviser and, therefore, the sub-advisory fees paid to Gotham were negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fees paid to Gotham by the Adviser reflected appropriate allocations of the advisory fees and were reasonable in light of the services provided by Gotham.

4.	Extent of Economies of Scale as the Fund Grows. Since the sub-advisory fees payable to Gotham are not paid by the Fund, the Board did not consider whether the sub-advisory fees should reflect any realized or potential economies of scale that might be realized as the Fund’s assets increase.

5.	Benefits to be Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by Gotham from its association with the Fund. The Board concluded that the benefits Gotham may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Gotham Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fees are reasonable in light of the services that Gotham provides to the Fund; and (c) the approval of the renewal of the Gotham Sub-Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

6.	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

10

7.	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

11

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	December 6, 2024

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	December 6, 2024

* Print the name and title of each signing officer under his or her signature.

12